UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor®
High Income Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2013

1.813042.108

AHI-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 87.7%
	Principal Amount	Value
Aerospace - 0.4%
GenCorp, Inc. 7.125% 3/15/21 (d)	$ 265,000	$ 274,275
TransDigm, Inc. 5.5% 10/15/20 (d)	4,010,000	4,180,425
		4,454,700
Air Transportation - 2.6%
Air Canada 12% 2/1/16 (d)	1,425,000	1,546,125
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	1,298,919	1,462,907
6.125% 4/29/18 (d)	345,000	343,275
6.25% 10/22/21	2,275,000	2,422,875
6.75% 9/15/15 (d)	5,315,000	5,587,660
9.25% 5/10/17	1,548,101	1,726,133
Delta Air Lines, Inc. pass-thru certificates Series 2012-1B Class B, 6.875% 5/7/19 (d)	2,735,000	2,892,263
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16	1,375,000	1,430,000
6.75% 11/23/15	1,375,000	1,443,750
8.021% 8/10/22	1,264,211	1,384,312
8.954% 8/10/14	1,071,720	1,114,588
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	362,382	393,656
U.S. Airways pass-thru certificates Series 2012-2 Class A, 4.625% 12/3/26	480,000	496,800
United Air Lines, Inc. 9.875% 8/1/13 (d)	445,000	445,000
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	988,819	986,347
9.75% 1/15/17	1,243,638	1,430,183
12% 1/15/16 (d)	369,579	406,537
		25,512,411
Automotive - 5.2%
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19	6,425,000	7,035,375
8.25% 6/15/21	5,235,000	5,797,763
Continental Rubber of America Corp. 4.5% 9/15/19 (d)	1,570,000	1,593,550
Dana Holding Corp.:
6.5% 2/15/19	985,000	1,051,488
6.75% 2/15/21	1,210,000	1,318,900
Delphi Corp.:
5.875% 5/15/19	3,140,000	3,379,268
6.125% 5/15/21	985,000	1,083,500
Ford Motor Co. 7.45% 7/16/31	4,115,000	5,246,625
Ford Motor Credit Co. LLC:
4.25% 2/3/17	2,260,000	2,409,282
Nonconvertible Bonds - continued
	Principal Amount	Value
Automotive - continued
Ford Motor Credit Co. LLC: - continued
5% 5/15/18	$ 3,255,000	$ 3,568,437
5.875% 8/2/21	1,180,000	1,341,153
6.625% 8/15/17	1,390,000	1,620,914
7% 4/15/15	1,400,000	1,550,587
8% 12/15/16	1,975,000	2,366,382
12% 5/15/15	4,250,000	5,185,000
General Motors Financial Co., Inc.:
4.75% 8/15/17 (d)	2,285,000	2,387,825
6.75% 6/1/18	1,800,000	2,070,000
Tenneco, Inc.:
6.875% 12/15/20	1,405,000	1,541,988
7.75% 8/15/18	1,160,000	1,270,200
		51,818,237
Banks & Thrifts - 1.7%
Ally Financial, Inc.:
3.125% 1/15/16	3,010,000	3,040,100
4.625% 6/26/15	3,350,000	3,517,979
5.5% 2/15/17	3,250,000	3,493,750
7.5% 9/15/20	1,735,000	2,086,338
8% 3/15/20	975,000	1,195,594
GMAC LLC 8% 11/1/31	3,020,000	3,812,750
		17,146,511
Broadcasting - 1.3%
Univision Communications, Inc.:
6.75% 9/15/22 (d)	1,580,000	1,651,100
6.875% 5/15/19 (d)	2,590,000	2,719,500
7.875% 11/1/20 (d)	825,000	882,750
8.5% 5/15/21 (d)	5,920,000	6,304,800
UPC Holding BV 9.875% 4/15/18 (d)	1,085,000	1,226,050
		12,784,200
Building Materials - 3.6%
BC Mountain LLC/BC Mountain Finance, Inc. 7% 2/1/21 (d)	275,000	283,938
Building Materials Corp. of America:
6.75% 5/1/21 (d)	2,385,000	2,629,463
6.875% 8/15/18 (d)	3,305,000	3,569,400
Gibraltar Industries, Inc. 6.25% 2/1/21 (d)	155,000	160,038
Griffon Corp. 7.125% 4/1/18	2,210,000	2,395,088
HD Supply, Inc.:
7.5% 7/15/20 (d)	2,910,000	2,888,175
Nonconvertible Bonds - continued
	Principal Amount	Value
Building Materials - continued
HD Supply, Inc.: - continued
8.125% 4/15/19 (d)	$ 6,210,000	$ 7,048,350
10.5% 1/15/21 (d)	625,000	639,063
11% 4/15/20 (d)	935,000	1,114,988
Headwaters, Inc. 7.625% 4/1/19	4,735,000	5,066,450
Masco Corp. 5.95% 3/15/22	3,400,000	3,763,644
Texas Industries, Inc. 9.25% 8/15/20	2,765,000	3,055,325
USG Corp. 7.875% 3/30/20 (d)	2,680,000	3,055,200
		35,669,122
Cable TV - 4.4%
Cablevision Systems Corp.:
5.875% 9/15/22	2,925,000	2,884,928
7.75% 4/15/18	530,000	594,925
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	1,320,000	1,301,850
6.5% 4/30/21	6,400,000	6,848,000
6.625% 1/31/22	2,050,000	2,234,500
7% 1/15/19	5,280,000	5,702,400
7.25% 10/30/17	4,920,000	5,325,900
7.875% 4/30/18	2,520,000	2,693,250
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (d)	2,255,000	2,345,200
CSC Holdings LLC:
6.75% 11/15/21	860,000	967,500
8.625% 2/15/19	1,270,000	1,527,175
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (d)	890,000	976,775
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 1/15/23 (d)	1,115,000	1,151,238
7.5% 3/15/19 (d)	660,000	721,050
UPCB Finance III Ltd. 6.625% 7/1/20 (d)	1,665,000	1,777,388
UPCB Finance V Ltd. 7.25% 11/15/21 (d)	3,505,000	3,881,788
Virgin Media Finance PLC 4.875% 2/15/22	1,140,000	1,137,150
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (d)	2,045,000	2,137,025
		44,208,042
Nonconvertible Bonds - continued
	Principal Amount	Value
Capital Goods - 0.6%
Amsted Industries, Inc. 8.125% 3/15/18 (d)	$ 2,040,000	$ 2,193,000
JB Poindexter & Co., Inc. 9% 4/1/22 (d)	3,615,000	3,768,638
		5,961,638
Chemicals - 1.9%
Axiall Corp. 4.875% 5/15/23 (d)(e)	315,000	316,969
Celanese U.S. Holdings LLC:
4.625% 11/15/22	1,110,000	1,132,200
6.625% 10/15/18	430,000	471,925
Eagle Spinco, Inc. 4.625% 2/15/21 (d)	535,000	537,675
Hexion US Finance Corp. 6.625% 4/15/20 (d)	2,335,000	2,299,975
INEOS Finance PLC 8.375% 2/15/19 (d)	2,920,000	3,197,400
Kinove German Bondco GmbH 9.625% 6/15/18 (d)	2,307,000	2,514,630
LyondellBasell Industries NV:
5% 4/15/19	3,390,000	3,737,475
6% 11/15/21	635,000	748,538
Rockwood Specialties Group, Inc. 4.625% 10/15/20	1,835,000	1,880,875
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (d)	2,370,000	2,343,338
		19,181,000
Consumer Products - 0.3%
NBTY, Inc. 9% 10/1/18	2,910,000	3,295,575
Containers - 2.4%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (d)	3,630,000	3,993,000
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc. 7.375% 10/15/17 (d)	235,000	258,500
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 7% 11/15/20 (d)	595,000	602,438
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23 (d)	2,645,000	2,595,406
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	5,125,000	5,265,938
7.875% 8/15/19	1,945,000	2,139,500
8.5% 5/15/18 (c)	870,000	913,500
9.875% 8/15/19	4,065,000	4,441,013
Sealed Air Corp.:
6.5% 12/1/20 (d)	910,000	1,005,550
8.125% 9/15/19 (d)	1,110,000	1,265,400
8.375% 9/15/21 (d)	810,000	931,500
		23,411,745
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - 7.0%
Aircastle Ltd.:
6.25% 12/1/19	$ 1,175,000	$ 1,269,000
6.75% 4/15/17	1,375,000	1,512,500
9.75% 8/1/18	3,540,000	4,017,900
CIT Group, Inc.:
4.25% 8/15/17	2,190,000	2,266,650
4.75% 2/15/15 (d)	2,030,000	2,131,500
5% 5/15/17	2,225,000	2,375,188
5% 8/15/22	1,740,000	1,837,652
5.25% 3/15/18	3,365,000	3,600,550
5.375% 5/15/20	1,485,000	1,611,225
5.5% 2/15/19 (d)	4,000,000	4,280,000
6.625% 4/1/18 (d)	2,045,000	2,290,400
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	3,990,000	4,144,613
8% 1/15/18	9,175,000	9,828,719
ILFC E-Capital Trust II 6.25% 12/21/65 (d)(f)	870,000	759,075
International Lease Finance Corp.:
4.875% 4/1/15	2,305,000	2,405,844
5.65% 6/1/14	900,000	941,625
5.75% 5/15/16	3,280,000	3,528,657
5.875% 4/1/19	1,025,000	1,107,944
5.875% 8/15/22	4,565,000	4,912,419
6.25% 5/15/19	1,485,000	1,640,925
8.625% 9/15/15	4,640,000	5,266,400
8.625% 1/15/22	2,750,000	3,492,500
8.75% 3/15/17	760,000	891,100
8.875% 9/1/17	3,060,000	3,683,475
		69,795,861
Diversified Media - 1.6%
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22 (d)	835,000	880,925
6.5% 11/15/22 (d)	3,425,000	3,647,625
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20 (d)	1,410,000	1,388,850
7.75% 10/15/18	2,715,000	3,020,438
Quebecor Media, Inc.:
5.75% 1/15/23 (d)	3,540,000	3,672,750
7.75% 3/15/16	1,623,000	1,651,403
7.75% 3/15/16	1,299,000	1,321,733
		15,583,724
Nonconvertible Bonds - continued
	Principal Amount	Value
Electric Utilities - 6.1%
Atlantic Power Corp. 9% 11/15/18	$ 3,340,000	$ 3,548,750
Dolphin Subsidiary II, Inc. 6.5% 10/15/16	2,860,000	3,003,000
GenOn Energy, Inc.:
9.5% 10/15/18	2,190,000	2,600,625
9.875% 10/15/20	1,745,000	2,006,750
InterGen NV 9% 6/30/17 (d)	4,165,000	3,873,450
IPALCO Enterprises, Inc. 5% 5/1/18	980,000	1,046,150
Mirant Americas Generation LLC:
8.5% 10/1/21	3,505,000	4,065,800
9.125% 5/1/31	3,700,000	4,107,000
NRG Energy, Inc. 6.625% 3/15/23 (d)	5,610,000	6,002,700
NSG Holdings II, LLC 7.75% 12/15/25 (d)	7,675,000	7,982,000
NV Energy, Inc. 6.25% 11/15/20	2,125,000	2,530,123
Otter Tail Corp. 9% 12/15/16	1,675,000	1,943,000
Puget Energy, Inc.:
5.625% 7/15/22	775,000	836,745
6.5% 12/15/20	2,115,000	2,358,246
RRI Energy, Inc. 7.625% 6/15/14	5,275,000	5,644,250
The AES Corp.:
7.375% 7/1/21	2,405,000	2,681,575
7.75% 10/15/15	1,630,000	1,821,525
8% 10/15/17	3,010,000	3,476,550
9.75% 4/15/16	905,000	1,076,950
		60,605,189
Energy - 9.9%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	1,405,000	1,405,000
Antero Resources Finance Corp.:
6% 12/1/20 (d)	2,210,000	2,265,250
7.25% 8/1/19	1,270,000	1,365,250
9.375% 12/1/17	2,900,000	3,161,000
Chesapeake Energy Corp.:
6.125% 2/15/21	4,595,000	4,916,650
6.775% 3/15/19	1,385,000	1,395,388
6.875% 11/15/20	1,380,000	1,518,000
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21	1,030,000	1,089,225
6.125% 7/15/22	2,375,000	2,523,438
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (d)	1,135,000	1,123,650
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Crestwood Midstream Partners LP/Finance Corp. 7.75% 4/1/19	$ 940,000	$ 982,300
Denbury Resources, Inc.:
4.625% 7/15/23 (e)	2,360,000	2,312,800
6.375% 8/15/21	1,555,000	1,687,175
Energy Transfer Equity LP 7.5% 10/15/20	2,025,000	2,333,813
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	1,695,000	1,822,125
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19	1,130,000	1,226,050
9.375% 5/1/20	3,480,000	3,888,900
Expro Finance Luxembourg SCA 8.5% 12/15/16 (d)	2,013,000	2,123,715
Exterran Holdings, Inc. 7.25% 12/1/18	3,260,000	3,463,750
Forbes Energy Services Ltd. 9% 6/15/19	3,200,000	2,848,000
Forest Oil Corp. 7.5% 9/15/20 (d)	2,795,000	2,976,675
Frontier Oil Corp. 6.875% 11/15/18	555,000	596,625
Kinder Morgan Finance Co. LLC 6% 1/15/18 (d)	2,835,000	3,132,675
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (d)	2,435,000	2,428,913
6.5% 5/15/19	2,010,000	2,030,100
7.75% 2/1/21	1,660,000	1,776,200
8.625% 4/15/20	2,100,000	2,315,250
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20 (d)	2,150,000	2,257,500
Oil States International, Inc.:
5.125% 1/15/23 (d)	730,000	739,125
6.5% 6/1/19	2,370,000	2,529,975
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (d)	3,565,000	3,868,025
Petroleum Geo-Services ASA 7.375% 12/15/18 (d)	2,040,000	2,203,200
Plains Exploration & Production Co. 6.125% 6/15/19	5,145,000	5,672,363
Precision Drilling Corp.:
6.5% 12/15/21	200,000	214,500
6.625% 11/15/20	1,760,000	1,874,400
Samson Investment Co. 9.75% 2/15/20 (d)	3,995,000	4,244,688
SESI LLC 7.125% 12/15/21	3,430,000	3,798,725
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.5% 10/1/18	1,342,000	1,449,360
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23 (d)	1,695,000	1,762,800
6.375% 8/1/22	520,000	569,400
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Targa Resources Partners LP/Targa Resources Partners Finance Corp.: - continued
6.875% 2/1/21	$ 1,955,000	$ 2,140,725
7.875% 10/15/18	1,830,000	2,003,850
Tesoro Corp. 4.25% 10/1/17	610,000	632,113
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (d)	210,000	218,925
WPX Energy, Inc.:
5.25% 1/15/17	1,385,000	1,457,713
6% 1/15/22	2,025,000	2,176,875
		98,522,179
Environmental - 0.9%
ADS Waste Holdings, Inc. 8.25% 10/1/20 (d)	1,800,000	1,914,750
Clean Harbors, Inc.:
5.125% 6/1/21 (d)	615,000	633,450
5.25% 8/1/20	710,000	741,950
Covanta Holding Corp.:
6.375% 10/1/22	935,000	1,020,423
7.25% 12/1/20	2,621,000	2,887,307
Tervita Corp. 9.75% 11/1/19 (d)	1,965,000	1,925,700
		9,123,580
Food & Drug Retail - 2.3%
ESAL GmbH 6.25% 2/5/23 (d)	1,510,000	1,466,512
Rite Aid Corp.:
9.25% 3/15/20	9,830,000	10,862,150
9.5% 6/15/17	10,075,000	10,503,188
		22,831,850
Food/Beverage/Tobacco - 1.0%
JBS USA LLC/JBS USA Finance, Inc. 8.25% 2/1/20 (d)	5,025,000	5,389,313
Post Holdings, Inc. 7.375% 2/15/22	3,815,000	4,234,650
		9,623,963
Gaming - 2.9%
Ameristar Casinos, Inc. 7.5% 4/15/21	4,255,000	4,627,313
MCE Finance Ltd. 5% 2/15/21 (d)	1,060,000	1,060,000
MGM Mirage, Inc.:
6.625% 12/15/21	2,005,000	2,065,150
6.75% 10/1/20 (d)	2,925,000	3,063,938
7.5% 6/1/16	1,805,000	1,962,938
7.625% 1/15/17	5,570,000	6,106,113
8.625% 2/1/19	1,785,000	2,030,438
Nonconvertible Bonds - continued
	Principal Amount	Value
Gaming - continued
MGM Mirage, Inc.: - continued
10% 11/1/16	$ 2,235,000	$ 2,642,888
11.375% 3/1/18	1,655,000	2,056,338
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.375% 3/15/22	1,195,000	1,272,675
7.75% 8/15/20	1,285,000	1,452,050
		28,339,841
Healthcare - 4.3%
CDRT Holding Corp. 9.25% 10/1/17 pay-in-kind (d)	1,825,000	1,884,313
DaVita, Inc. 5.75% 8/15/22	2,935,000	3,081,750
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18	950,000	942,875
8.75% 3/15/18 (d)	110,000	122,375
9.875% 4/15/18 (d)	470,000	501,725
Emergency Medical Services Corp. 8.125% 6/1/19	4,075,000	4,462,125
Fresenius Medical Care US Finance II, Inc. 5.625% 7/31/19 (d)	5,000,000	5,425,000
HealthSouth Corp.:
5.75% 11/1/24	620,000	626,200
7.25% 10/1/18	2,785,000	3,021,725
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (d)	1,500,000	1,320,000
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21	1,780,000	1,958,000
Omega Healthcare Investors, Inc.:
6.75% 10/15/22	1,565,000	1,709,763
7.5% 2/15/20	1,190,000	1,306,025
Rural/Metro Corp. 10.125% 7/15/19 (d)	690,000	691,725
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	2,820,000	3,017,400
Valeant Pharmaceuticals International:
6.375% 10/15/20 (d)	1,510,000	1,559,075
6.5% 7/15/16 (d)	3,655,000	3,805,769
6.875% 12/1/18 (d)	3,290,000	3,487,400
VPI Escrow Corp. 6.375% 10/15/20 (d)	2,265,000	2,341,331
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (d)	1,655,000	1,667,413
		42,931,989
Homebuilders/Real Estate - 4.3%
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (d)	520,000	548,600
CB Richard Ellis Services, Inc. 6.625% 10/15/20	2,775,000	3,021,420
Nonconvertible Bonds - continued
	Principal Amount	Value
Homebuilders/Real Estate - continued
D.R. Horton, Inc.:
3.625% 2/15/18	$ 2,335,000	$ 2,352,513
4.375% 9/15/22	3,175,000	3,159,125
4.75% 5/15/17	905,000	971,744
4.75% 2/15/23	780,000	779,025
KB Home 7.25% 6/15/18	2,425,000	2,685,688
Lennar Corp.:
4.125% 12/1/18 (d)	2,335,000	2,335,000
4.75% 11/15/22 (d)	2,020,000	1,979,600
6.95% 6/1/18	1,575,000	1,769,906
12.25% 6/1/17	3,790,000	5,078,600
Standard Pacific Corp.:
8.375% 5/15/18	7,055,000	8,324,900
8.375% 1/15/21	6,520,000	7,758,800
10.75% 9/15/16	1,650,000	2,052,188
		42,817,109
Hotels - 0.4%
Host Hotels & Resorts LP:
4.75% 3/1/23	1,025,000	1,073,688
5.875% 6/15/19	1,475,000	1,604,063
9% 5/15/17	1,415,000	1,503,438
		4,181,189
Insurance - 0.2%
Onex USI Aquisition Corp. 7.75% 1/15/21 (d)	1,970,000	1,930,600
Leisure - 1.2%
Equinox Holdings, Inc. 9.5% 2/1/16 (d)	3,130,000	3,278,675
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	1,280,000	1,446,400
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22	2,475,000	2,623,500
7.25% 3/15/18	950,000	1,083,000
7.5% 10/15/27	1,925,000	2,165,625
yankee 7.25% 6/15/16	1,470,000	1,657,425
		12,254,625
Metals/Mining - 2.0%
Boart Longyear Management Pty Ltd. 7% 4/1/21 (d)	1,855,000	1,919,925
CONSOL Energy, Inc. 8% 4/1/17	3,530,000	3,812,400
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (d)	2,245,000	2,312,350
Nonconvertible Bonds - continued
	Principal Amount	Value
Metals/Mining - continued
FMG Resources (August 2006) Pty Ltd.: - continued
7% 11/1/15 (d)	$ 9,980,000	$ 10,404,150
Peabody Energy Corp. 6.25% 11/15/21	1,505,000	1,576,488
		20,025,313
Paper - 0.1%
Boise Cascade LLC/Boise Cascade Finance Corp. 6.375% 11/1/20 (d)	275,000	283,250
Sappi Papier Holding GmbH 7.75% 7/15/17 (d)	545,000	613,125
		896,375
Restaurants - 0.3%
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20	2,685,000	3,114,600
Services - 3.5%
Alliance Data Systems Corp. 5.25% 12/1/17 (d)	3,260,000	3,398,550
APX Group, Inc.:
6.375% 12/1/19 (d)	3,090,000	3,024,492
8.75% 12/1/20 (d)	2,550,000	2,499,000
ARAMARK Corp. 8.5% 2/1/15	3,530,000	3,538,825
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (d)(f)	4,600,000	4,703,500
FTI Consulting, Inc.:
6% 11/15/22 (d)	1,290,000	1,354,500
6.75% 10/1/20	2,165,000	2,321,963
Hertz Corp.:
6.75% 4/15/19	3,305,000	3,585,925
6.75% 4/15/19 (d)	1,900,000	2,061,500
7.5% 10/15/18	5,060,000	5,528,050
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind (d)	2,975,000	3,116,313
		35,132,618
Shipping - 0.2%
Navios Maritime Holdings, Inc. 8.875% 11/1/17	1,740,000	1,716,162
Steel - 1.7%
Essar Steel Algoma, Inc. 9.375% 3/15/15 (d)	1,265,000	1,223,888
JMC Steel Group, Inc. 8.25% 3/15/18 (d)	3,040,000	3,237,600
Severstal Columbus LLC 10.25% 2/15/18	7,255,000	7,780,988
Steel Dynamics, Inc.:
6.125% 8/15/19 (d)	885,000	955,800
Nonconvertible Bonds - continued
	Principal Amount	Value
Steel - continued
Steel Dynamics, Inc.: - continued
6.75% 4/1/15	$ 645,000	$ 653,063
7.625% 3/15/20	2,305,000	2,570,075
		16,421,414
Super Retail - 1.6%
Claire's Stores, Inc. 9% 3/15/19 (d)	2,345,000	2,567,775
J. Crew Group, Inc. 8.125% 3/1/19	5,520,000	5,920,200
Jaguar Land Rover PLC 5.625% 2/1/23 (d)	1,725,000	1,750,875
Netflix, Inc. 5.375% 2/1/21 (d)	780,000	778,050
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (d)	4,350,000	4,785,000
		15,801,900
Technology - 4.0%
Brocade Communications Systems, Inc. 4.625% 1/15/23 (d)	1,445,000	1,430,550
Ceridian Corp. 11.25% 11/15/15	2,950,000	2,986,875
First Data Corp.:
6.75% 11/1/20 (d)	3,640,000	3,749,200
7.375% 6/15/19 (d)	985,000	1,031,788
12.625% 1/15/21	875,000	931,875
Freescale Semiconductor, Inc. 8.05% 2/1/20	1,960,000	2,018,800
GrafTech International Ltd. 6.375% 11/15/20 (d)	1,240,000	1,323,700
IAC/InterActiveCorp 4.75% 12/15/22 (d)	1,230,000	1,220,775
NCR Corp. 4.625% 2/15/21 (d)	2,375,000	2,377,969
Nuance Communications, Inc. 5.375% 8/15/20 (d)	5,110,000	5,263,300
NXP BV/NXP Funding LLC 5.75% 2/15/21 (d)(e)	1,310,000	1,310,000
Sanmina-SCI Corp. 7% 5/15/19 (d)	6,515,000	6,661,588
Spansion LLC 7.875% 11/15/17	3,065,000	3,187,600
Viasystems, Inc. 7.875% 5/1/19 (d)	3,170,000	3,162,075
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19 (d)	1,995,000	2,199,488
13.375% 10/15/19 (d)	1,070,000	1,179,675
		40,035,258
Telecommunications - 7.4%
Altice Financing SA 7.875% 12/15/19 (d)	460,000	494,500
Altice Finco SA 9.875% 12/15/20 (d)	490,000	541,450
Crown Castle International Corp. 5.25% 1/15/23 (d)	1,680,000	1,747,200
Digicel Group Ltd.:
7% 2/15/20 (d)	200,000	216,000
8.25% 9/1/17 (d)	3,535,000	3,747,100
8.25% 9/30/20 (d)	4,965,000	5,535,975
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
DigitalGlobe, Inc. 5.25% 2/1/21 (d)	$ 355,000	$ 354,113
Intelsat Jackson Holdings SA:
6.625% 12/15/22 (d)	2,140,000	2,177,450
7.25% 4/1/19	2,505,000	2,699,138
7.25% 10/15/20 (d)	1,990,000	2,129,300
7.5% 4/1/21	1,370,000	1,493,300
Intelsat Luxembourg SA:
11.25% 2/4/17	5,450,000	5,770,188
11.5% 2/4/17 pay-in-kind (f)	11,129,248	11,796,964
NeuStar, Inc. 4.5% 1/15/23 (d)	1,155,000	1,155,000
Qwest Communications International, Inc. 7.125% 4/1/18	1,155,000	1,201,200
SBA Communications Corp. 5.625% 10/1/19 (d)	4,005,000	4,195,238
Sprint Capital Corp. 6.875% 11/15/28	1,030,000	1,040,300
Sprint Nextel Corp.:
6% 12/1/16	3,222,000	3,471,705
6% 11/15/22	4,120,000	4,130,300
7% 3/1/20 (d)	2,210,000	2,563,600
7% 8/15/20	2,970,000	3,215,025
9% 11/15/18 (d)	955,000	1,181,813
Telesat Canada/Telesat LLC 6% 5/15/17 (d)	4,555,000	4,782,750
TW Telecom Holdings, Inc. 5.375% 10/1/22	1,780,000	1,869,000
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (d)(f)	2,085,356	2,200,051
Zayo Group LLC/Zayo Capital, Inc.:
8.125% 1/1/20	2,425,000	2,703,875
10.125% 7/1/20	1,010,000	1,176,650
		73,589,185
Textiles & Apparel - 0.4%
Hanesbrands, Inc. 6.375% 12/15/20	3,340,000	3,628,242
TOTAL NONCONVERTIBLE BONDS (Cost $811,882,837)		872,345,947
Common Stocks - 0.1%
	Shares
Telecommunications - 0.1%
CUI Acquisition Corp. Class E (a)(d) (Cost $864,258)	1	592,559
Preferred Stocks - 0.5%
	Shares	Value
Convertible Preferred Stocks - 0.3%
Automotive - 0.3%
General Motors Co. 4.75%	78,400	$ 3,396,288
Nonconvertible Preferred Stocks - 0.2%
Banks & Thrifts - 0.2%
Goldman Sachs Group, Inc. 5.95%	80,988	2,000,404
TOTAL PREFERRED STOCKS (Cost $5,788,724)		5,396,692
Floating Rate Loans - 6.4%
	Principal Amount
Air Transportation - 1.6%
Delta Air Lines, Inc.:
Tranche B 1LN, term loan:
5.25% 10/18/18 (f)	$ 3,295,000	3,348,544
5.5% 4/20/17 (f)	4,130,520	4,176,988
Tranche B 2LN, term loan 4.25% 4/18/16 (f)	825,000	833,250
US Airways Group, Inc. term loan 2.7017% 3/23/14 (f)	7,477,413	7,449,372
		15,808,154
Automotive - 0.4%
Federal-Mogul Corp.:
Tranche B, term loan 2.1464% 12/27/14 (f)	2,533,670	2,400,653
Tranche C, term loan 2.1386% 12/27/15 (f)	1,525,093	1,445,026
		3,845,679
Broadcasting - 0.4%
Univision Communications, Inc. term loan 4.4517% 3/31/17 (f)	3,819,085	3,833,407
Cable TV - 0.4%
Harron Communications LP Tranche B, term loan 5% 10/6/17 (f)	1,909,879	1,933,753
UPC Broadband Holding BV Tranche AF, term loan 4% 1/31/21 (f)	1,960,000	1,979,600
		3,913,353
Energy - 0.5%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (f)	3,260,000	3,337,588
Crestwood Holdings Partners LLC Tranche B, term loan 9.75% 3/26/18 (f)	1,178,955	1,208,429
		4,546,017
Floating Rate Loans - continued
	Principal Amount	Value
Environmental - 0.0%
ADS Waste Holdings, Inc. Tranche B, term loan 5.25% 10/9/19 (f)	$ 525,000	$ 530,250
Food & Drug Retail - 0.2%
GNC Corp. Tranche B, term loan 3.75% 3/2/18 (f)	2,233,392	2,252,935
Healthcare - 0.2%
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (f)	1,777,823	1,777,823
Insurance - 1.0%
Asurion Corp.:
Tranche 1LN, term loan 5.5% 5/24/18 (f)	5,106,448	5,151,384
Tranche 2LN, term loan 9% 5/24/19 (f)	1,656,369	1,701,920
Tranche B-1 1LN, term loan 4.75% 7/23/17 (f)	978,438	987,048
Lonestar Intermediate Super Holdings LLC term loan 11% 9/2/19 (f)	1,820,000	1,947,400
		9,787,752
Leisure - 0.3%
Equinox Holdings, Inc.:
Tranche 2LN, term loan 9.75% 5/16/20 (f)	1,075,000	1,091,125
Tranche B 1LN, term loan 5.5% 11/16/19 (f)	2,010,000	2,035,125
		3,126,250
Publishing/Printing - 0.1%
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (f)	1,200,000	1,212,000
Steel - 0.2%
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (f)	2,053,073	2,081,303
Super Retail - 0.2%
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (f)	2,275,000	2,286,375
Technology - 0.4%
First Data Corp. term loan 4.2047% 3/24/18 (f)	1,110,000	1,098,900
GoDaddy.com, Inc. Tranche B 1LN, term loan 5.5% 12/16/18 (f)	2,848,519	2,855,640
		3,954,540
Telecommunications - 0.5%
Intelsat Jackson Holdings SA:
term loan 3.2047% 2/1/14 (f)	1,335,000	1,331,663
Floating Rate Loans - continued
	Principal Amount	Value
Telecommunications - continued
Intelsat Jackson Holdings SA: - continued
Tranche B, term loan 4.5% 4/2/18 (f)	$ 1,122,188	$ 1,134,868
RP Crown Parent, LLC Tranche 1LN, term loan 6.75% 12/21/18 (f)	2,300,000	2,334,500
		4,801,031
TOTAL FLOATING RATE LOANS (Cost $61,429,906)		63,756,869
Money Market Funds - 5.0%
	Shares
Fidelity Cash Central Fund, 0.16% (b) (Cost $50,171,019)	50,171,019	50,171,019
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $930,136,744)		992,263,086
NET OTHER ASSETS (LIABILITIES) - 0.3%		2,589,686
NET ASSETS - 100%		$ 994,852,772
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $324,744,163 or 32.6% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,143
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,396,288	$ 3,396,288	$ -	$ -
Financials	2,000,404	2,000,404	-	-
Telecommunication Services	592,559	-	-	592,559
Corporate Bonds	872,345,947	-	872,345,947	-
Floating Rate Loans	63,756,869	-	63,756,869	-
Money Market Funds	50,171,019	50,171,019	-	-
Total Investments in Securities:	$ 992,263,086	$ 55,567,711	$ 936,102,816	$ 592,559
Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $926,155,529. Net unrealized appreciation aggregated $66,107,557, of which $68,244,385 related to appreciated investment securities and $2,136,828 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and floating rate loans, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor ® High Income
Advantage Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2013

1.813043.108

HY-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 70.0%
	Principal Amount (000s) (d)	Value (000s)
Convertible Bonds - 0.6%
Air Transportation - 0.2%
UAL Corp. 4.5% 6/30/21 (f)	$ 3,692	$ 3,600
Broadcasting - 0.0%
Mood Media Corp. 10% 10/31/15 (f)	38	39
Energy - 0.3%
Chesapeake Energy Corp. 2.75% 11/15/35	410	413
Headwaters, Inc. 2.5% 2/1/14	5,659	5,631
		6,044
Metals/Mining - 0.1%
Massey Energy Co. 3.25% 8/1/15	2,580	2,477
TOTAL CONVERTIBLE BONDS		12,160
Nonconvertible Bonds - 69.4%
Aerospace - 0.1%
Bombardier, Inc. 6.125% 1/15/23 (f)	1,875	1,898
GenCorp, Inc. 7.125% 3/15/21 (f)	525	543
		2,441
Air Transportation - 0.7%
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22	984	1,055
3.4355% 6/2/13 (i)	4,897	4,898
6.125% 4/29/18 (f)	670	667
7.339% 4/19/14	570	584
9.25% 5/10/17	1,410	1,572
United Air Lines, Inc. 9.875% 8/1/13 (f)	1,158	1,158
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17	2,614	3,006
		12,940
Automotive - 3.3%
ArvinMeritor, Inc. 8.125% 9/15/15	3,940	4,117
Continental Rubber of America Corp. 4.5% 9/15/19 (f)	1,240	1,259
Delphi Corp. 6.125% 5/15/21	2,540	2,794
Ford Motor Credit Co. LLC:
4.25% 2/3/17	6,240	6,652
5.75% 2/1/21	3,274	3,702
5.875% 8/2/21	8,400	9,547
General Motors Acceptance Corp. 8% 11/1/31	5,030	6,300
General Motors Corp.:
6.75% 5/1/28 (c)	547	0
Corporate Bonds - continued
	Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
General Motors Corp.: - continued
7.125% 7/15/13 (c)	$ 1,583	$ 0
7.2% 1/15/11 (c)	3,997	0
7.4% 9/1/25 (c)	273	0
7.7% 4/15/16 (c)	980	0
8.25% 7/15/23 (c)	7,625	0
8.375% 7/15/33 (c)	23,416	0
General Motors Financial Co., Inc.:
4.75% 8/15/17 (f)	14,155	14,792
6.75% 6/1/18	10,220	11,753
Tenneco, Inc. 6.875% 12/15/20	3,362	3,690
		64,606
Banks & Thrifts - 3.9%
Ally Financial, Inc.:
5.5% 2/15/17	8,000	8,600
8% 3/15/20	4,150	5,089
GMAC LLC:
8% 12/31/18	25,964	30,573
8% 11/1/31	26,122	32,979
Washington Mutual Bank 5.5% 1/15/49 (c)	10,000	1
		77,242
Broadcasting - 0.6%
AMC Networks, Inc. 7.75% 7/15/21	500	571
Clear Channel Communications, Inc.:
5.5% 9/15/14	6,735	6,466
5.5% 12/15/16	1,938	1,279
Mood Media Corp. 9.25% 10/15/20 (f)	2,340	2,521
		10,837
Building Materials - 1.4%
Associated Materials LLC 9.125% 11/1/17	1,809	1,854
BC Mountain LLC/BC Mountain Finance, Inc. 7% 2/1/21 (f)	540	558
CEMEX Finance LLC 9.375% 10/12/22 (f)	2,305	2,599
CEMEX SA de CV 5.311% 9/30/15 (f)(i)	4,305	4,370
Gibraltar Industries, Inc. 6.25% 2/1/21 (f)	300	310
HD Supply, Inc.:
8.125% 4/15/19 (f)	4,460	5,062
10.5% 1/15/21 (f)	1,225	1,253
Corporate Bonds - continued
	Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
Building Materials - continued
Isabelle Acquisition Sub, Inc. 10% 11/15/18 pay-in-kind (f)(i)	$ 520	$ 568
Nortek, Inc. 8.5% 4/15/21 (f)	1,520	1,718
Ply Gem Industries, Inc. 8.25% 2/15/18	5,925	6,443
USG Corp.:
6.3% 11/15/16	275	289
7.875% 3/30/20 (f)	1,390	1,585
9.75% 1/15/18	1,585	1,854
		28,463
Cable TV - 1.4%
Bresnan Broadband Holdings LLC 8% 12/15/18 (f)	1,214	1,311
Cablevision Systems Corp. 5.875% 9/15/22	4,760	4,695
CCO Holdings LLC/CCO Holdings Capital Corp. 5.125% 2/15/23	2,550	2,515
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)	535	556
DISH DBS Corp.:
5.875% 7/15/22	4,240	4,494
6.75% 6/1/21	5,260	5,878
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 1/15/23 (f)	2,145	2,215
7.5% 3/15/19 (f)	705	770
UPCB Finance III Ltd. 6.625% 7/1/20 (f)	3,060	3,267
UPCB Finance VI Ltd. 6.875% 1/15/22 (f)	1,900	2,076
		27,777
Capital Goods - 0.1%
Anixter International, Inc. 5.625% 5/1/19	1,090	1,155
Briggs & Stratton Corp. 6.875% 12/15/20	1,285	1,446
		2,601
Chemicals - 1.7%
Axiall Corp. 4.875% 5/15/23 (f)(h)	620	624
Eagle Spinco, Inc. 4.625% 2/15/21 (f)(h)	1,055	1,060
Hexion US Finance Corp. 6.625% 4/15/20 (f)	4,605	4,536
INEOS Group Holdings PLC 8.5% 2/15/16 (f)	5,260	5,299
Kinove German Bondco GmbH 9.625% 6/15/18 (f)	1,550	1,690
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20	5,165	5,320
Corporate Bonds - continued
	Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
Chemicals - continued
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (f)(i)	$ 1,630	$ 1,622
Rockwood Specialties Group, Inc. 4.625% 10/15/20	3,760	3,854
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (f)	8,150	8,058
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (f)(h)	960	982
		33,045
Consumer Products - 0.5%
Alphabet Holding Co., Inc. 7.75% 11/1/17 pay-in-kind (f)	2,360	2,454
Prestige Brands, Inc. 8.125% 2/1/20	335	375
Reddy Ice Corp. 11.25% 3/15/15	6,095	6,339
Spectrum Brands Escrow Corp.:
6.375% 11/15/20 (f)	565	597
6.625% 11/15/22 (f)	670	720
		10,485
Containers - 2.7%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (f)	2,911	3,114
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (f)	846	931
9.125% 10/15/20 (f)	3,369	3,706
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc.:
7.375% 10/15/17 (f)	480	528
9.125% 10/15/20 (f)	1,045	1,144
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.:
4.875% 11/15/22 (f)	450	450
7% 11/15/20 (f)	1,175	1,190
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (f)	875	941
Pretium Packaging LLC/Pretium Finance, Inc. 11.5% 4/1/16	3,400	3,570
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	10,505	10,794
6.875% 2/15/21	7,339	7,871
7.875% 8/15/19	8,387	9,226
8.25% 2/15/21	6,144	6,436
Corporate Bonds - continued
	Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
Containers - continued
Sealed Air Corp. 6.5% 12/1/20 (f)	$ 1,730	$ 1,912
Tekni-Plex, Inc. 9.75% 6/1/19 (f)	1,830	2,022
		53,835
Diversified Financial Services - 7.4%
CIT Group, Inc.:
4.25% 8/15/17	4,470	4,626
4.75% 2/15/15 (f)	7,330	7,697
5% 8/15/22	3,555	3,755
5.25% 3/15/18	4,965	5,313
5.375% 5/15/20	4,400	4,774
5.5% 2/15/19 (f)	8,075	8,640
Citigroup, Inc. 5.9% (g)(i)	9,045	9,079
Eileme 2 AB 11.625% 1/31/20 (f)	2,605	3,074
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18	4,575	4,901
International Lease Finance Corp.:
4.875% 4/1/15	2,440	2,547
5.625% 9/20/13	10,655	10,908
5.65% 6/1/14	351	367
5.75% 5/15/16	6,040	6,498
5.875% 5/1/13	7,975	8,027
6.25% 5/15/19	7,845	8,669
6.625% 11/15/13	10,401	10,791
7.125% 9/1/18 (f)	10,309	12,062
8.25% 12/15/20	1,580	1,936
8.625% 9/15/15	2,342	2,658
8.625% 1/15/22	11,305	14,357
Reliance Intermediate Holdings LP 9.5% 12/15/19 (f)	4,970	5,629
Studio City Finance Ltd. 8.5% 12/1/20 (f)	8,920	9,812
		146,120
Diversified Media - 2.0%
Checkout Holding Corp. 0% 11/15/15 (f)	8,700	6,329
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22 (f)	1,225	1,292
6.5% 11/15/22 (f)	3,315	3,530
7.625% 3/15/20	900	932
7.625% 3/15/20	6,300	6,584
Lamar Media Corp.:
5.875% 2/1/22	400	440
7.875% 4/15/18	1,810	1,980
Corporate Bonds - continued
	Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
Diversified Media - continued
Liberty Media Corp.:
8.25% 2/1/30	$ 469	$ 518
8.5% 7/15/29	529	590
National CineMedia LLC:
6% 4/15/22	4,035	4,307
7.875% 7/15/21	2,050	2,278
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20 (f)	2,905	2,861
7.75% 10/15/18	4,395	4,889
11.625% 2/1/14	1,424	1,557
WMG Acquisition Corp. 6% 1/15/21 (f)	755	802
		38,889
Electric Utilities - 7.3%
Atlantic Power Corp. 9% 11/15/18	2,525	2,683
Calpine Corp. 7.875% 1/15/23 (f)	8,352	9,208
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	6,332	7,282
10% 12/1/20 (f)	8,903	10,194
11% 10/1/21	10,347	11,278
11.75% 3/1/22 (f)	29,455	33,529
GenOn Energy, Inc.:
9.5% 10/15/18	795	944
9.875% 10/15/20	2,640	3,036
InterGen NV 9% 6/30/17 (f)	13,249	12,322
Mirant Americas Generation LLC:
8.5% 10/1/21	10,565	12,255
9.125% 5/1/31	2,645	2,936
NRG Energy, Inc. 6.625% 3/15/23 (f)	5,105	5,462
Puget Energy, Inc.:
5.625% 7/15/22	6,125	6,613
6% 9/1/21	3,305	3,712
6.5% 12/15/20	1,935	2,158
RRI Energy, Inc. 7.625% 6/15/14	3,035	3,247
The AES Corp. 7.375% 7/1/21	2,400	2,676
TXU Corp.:
5.55% 11/15/14	7,757	7,253
6.5% 11/15/24	6,361	4,341
6.55% 11/15/34	4,295	2,802
		143,931
Corporate Bonds - continued
	Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
Energy - 6.9%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	$ 2,720	$ 2,720
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	1,260	1,361
7% 5/20/22	2,700	2,950
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
5.875% 8/1/23 (f)(h)	1,885	1,885
8.75% 6/15/18	6,060	6,484
Crestwood Midstream Partners LP/Finance Corp.:
7.75% 4/1/19	1,265	1,322
7.75% 4/1/19 (f)	1,830	1,903
Denbury Resources, Inc. 4.625% 7/15/23 (h)	7,520	7,370
Drill Rigs Holdings, Inc. 6.5% 10/1/17 (f)	1,440	1,433
Edgen Murray Corp. 8.75% 11/1/20 (f)	1,880	1,927
El Paso Energy Corp. 7.75% 1/15/32	1,399	1,645
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	1,440	1,548
EPE Holdings LLC/EP Energy Bond Co., Inc. 8.125% 12/15/17 pay-in-kind (f)(i)	2,275	2,292
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19	2,515	2,685
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19	2,390	2,593
9.375% 5/1/20	3,975	4,442
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	2,435	2,435
Forest Oil Corp.:
7.25% 6/15/19	2,665	2,665
7.5% 9/15/20 (f)	1,585	1,688
Gulfmark Offshore, Inc. 6.375% 3/15/22 (f)	560	577
Halcon Resources Corp. 8.875% 5/15/21 (f)	1,680	1,789
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (f)	2,147	2,206
Kodiak Oil & Gas Corp.:
5.5% 1/15/21 (f)	790	798
8.125% 12/1/19	2,010	2,251
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (f)	5,910	5,895
6.5% 5/15/19	2,740	2,767
8.625% 4/15/20	6,212	6,849
Markwest Energy Partners LP/Markwest Energy Finance Corp. 5.5% 2/15/23	995	1,050
Offshore Group Investment Ltd. 7.5% 11/1/19 (f)	11,570	11,830
Corporate Bonds - continued
	Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Oil States International, Inc. 6.5% 6/1/19	$ 2,140	$ 2,284
Pacific Drilling V Ltd. 7.25% 12/1/17 (f)	4,455	4,633
Precision Drilling Corp.:
6.5% 12/15/21	495	531
6.625% 11/15/20	2,205	2,348
Pride International, Inc. 6.875% 8/15/20	1,839	2,296
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20	1,735	1,830
RDS Ultra-Deepwater Ltd. 11.875% 3/15/17 (f)	2,175	2,447
Regency Energy Partners LP/Regency Energy Finance Corp. 5.5% 4/15/23	2,440	2,574
Rockies Express Pipeline LLC 6% 1/15/19 (f)	3,610	3,538
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	1,324	1,341
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22	1,150	1,259
Tesoro Corp.:
4.25% 10/1/17	1,255	1,300
5.375% 10/1/22	1,415	1,472
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (f)	425	443
Unit Corp. 6.625% 5/15/21	7,190	7,460
Venoco, Inc. 11.5% 10/1/17	5,041	5,369
Western Refining, Inc. 11.25% 6/15/17 (f)	7,100	7,668
		136,153
Entertainment/Film - 0.2%
Cinemark USA, Inc.:
5.125% 12/15/22 (f)	570	577
7.375% 6/15/21	1,085	1,202
Livent, Inc. yankee 9.375% 10/15/04 (c)	11,100	0
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (f)	1,320	1,445
Regal Entertainment Group 5.75% 2/1/25	555	554
		3,778
Environmental - 0.5%
Clean Harbors, Inc. 5.125% 6/1/21 (f)	1,180	1,215
Covanta Holding Corp.:
6.375% 10/1/22	1,990	2,172
7.25% 12/1/20	2,684	2,957
Tervita Corp. 9.75% 11/1/19 (f)	4,285	4,199
		10,543
Corporate Bonds - continued
	Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
Food & Drug Retail - 1.5%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (f)	$ 1,700	$ 1,845
ESAL GmbH 6.25% 2/5/23 (f)	1,505	1,462
Nutritional Sourcing Corp. 10.125% 8/1/09 (c)	7,424	0
Petco Holdings, Inc. 8.5% 10/15/17 pay-in-kind (f)	975	1,004
Rite Aid Corp.:
7.5% 3/1/17	5,844	5,990
7.7% 2/15/27	180	169
9.5% 6/15/17	12,514	13,046
10.375% 7/15/16	5,000	5,288
Tops Markets LLC 8.875% 12/15/17 (f)	1,095	1,177
		29,981
Food/Beverage/Tobacco - 0.3%
Constellation Brands, Inc. 4.625% 3/1/23	1,100	1,117
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc. 9.875% 2/1/20 (f)	660	716
Michael Foods Holding, Inc. 8.5% 7/15/18 pay-in-kind (f)(i)	685	707
Post Holdings, Inc. 7.375% 2/15/22	2,370	2,631
		5,171
Gaming - 1.6%
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp. 8.375% 2/15/18 (f)	530	549
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20	3,125	3,141
Caesars Operating Escrow LLC/Caesars Escrow Corp. 9% 2/15/20 (f)	2,865	2,919
Chester Downs & Marina LLC 9.25% 2/1/20 (f)	655	637
Graton Economic Development Authority 9.625% 9/1/19 (f)	1,730	1,920
MCE Finance Ltd.:
5% 2/15/21 (f)	2,100	2,100
10.25% 5/15/18	2,249	2,609
MGM Mirage, Inc.:
6.625% 12/15/21	1,795	1,849
6.875% 4/1/16	820	877
8.625% 2/1/19	5,000	5,688
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind	26	27
Pinnacle Entertainment, Inc. 7.75% 4/1/22	700	749
Station Casinos LLC 3.66% 6/18/18 (e)	9,720	8,651
		31,716
Corporate Bonds - continued
	Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - 6.8%
American Renal Holdings, Inc. 8.375% 5/15/18	$ 1,235	$ 1,308
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19	4,441	4,763
Community Health Systems, Inc.:
5.125% 8/15/18	2,075	2,184
7.125% 7/15/20	2,080	2,246
DaVita, Inc.:
5.75% 8/15/22	1,970	2,069
6.625% 11/1/20	2,109	2,304
Fresenius Medical Care US Finance II, Inc. 6.5% 9/15/18 (f)	995	1,128
HCA Holdings, Inc.:
6.25% 2/15/21	2,265	2,367
7.75% 5/15/21	19,194	21,017
HCA, Inc.:
4.75% 5/1/23	4,475	4,503
5.875% 3/15/22	8,635	9,391
6.5% 2/15/20	16,395	18,300
7.5% 2/15/22	5,095	5,872
9.875% 2/15/17	603	635
HealthSouth Corp. 5.75% 11/1/24	1,275	1,288
IMS Health, Inc. 6% 11/1/20 (f)	1,175	1,225
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (f)	4,780	4,206
Multiplan, Inc. 9.875% 9/1/18 (f)	3,059	3,418
Omega Healthcare Investors, Inc.:
5.875% 3/15/24	4,945	5,242
6.75% 10/15/22	2,631	2,874
Radiation Therapy Services, Inc. 8.875% 1/15/17	4,005	3,965
Rural/Metro Corp. 10.125% 7/15/19 (f)	1,515	1,519
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	2,340	2,504
Sky Growth Acquisition Corp. 7.375% 10/15/20 (f)	735	750
Teleflex, Inc. 6.875% 6/1/19	2,515	2,735
Tenet Healthcare Corp.:
4.5% 4/1/21 (f)(h)	1,670	1,641
4.75% 6/1/20 (f)	1,665	1,673
6.75% 2/1/20	1,800	1,881
8.875% 7/1/19	4,434	5,033
Valeant Pharmaceuticals International:
6.375% 10/15/20 (f)	2,380	2,457
Corporate Bonds - continued
	Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
Valeant Pharmaceuticals International: - continued
6.75% 8/15/21 (f)	$ 460	$ 482
7% 10/1/20 (f)	1,105	1,171
7.25% 7/15/22 (f)	315	339
VPI Escrow Corp. 6.375% 10/15/20 (f)	4,280	4,424
VWR Funding, Inc. 7.25% 9/15/17 (f)	4,375	4,632
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (f)	1,770	1,783
		133,329
Homebuilders/Real Estate - 0.9%
Beazer Homes USA, Inc. 7.25% 2/1/23 (f)	1,260	1,269
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (f)	1,000	1,055
CB Richard Ellis Services, Inc. 6.625% 10/15/20	1,214	1,322
K. Hovnanian Enterprises, Inc.:
7.25% 10/15/20 (f)	5,420	5,935
9.125% 11/15/20 (f)	2,710	2,967
Realogy Corp. 9% 1/15/20 (f)	1,775	2,068
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23 (f)	830	847
William Lyon Homes, Inc. 8.5% 11/15/20 (f)	1,185	1,277
		16,740
Hotels - 0.1%
Choice Hotels International, Inc. 5.75% 7/1/22	615	681
Host Hotels & Resorts LP 4.75% 3/1/23	2,095	2,195
		2,876
Insurance - 0.0%
A-S Co.-Issuer Subsidiary, Inc./A-S Merger Sub LLC 7.875% 12/15/20 (f)	935	937
Leisure - 0.1%
FGI Operating Co. LLC/FGI Finance, Inc. 7.875% 5/1/20 (f)	870	894
Royal Caribbean Cruises Ltd. 5.25% 11/15/22	1,000	1,060
		1,954
Metals/Mining - 1.3%
Alpha Natural Resources, Inc.:
6% 6/1/19	2,610	2,342
6.25% 6/1/21	2,510	2,228
American Rock Salt Co. LLC/American Rock Capital Corp. 8.25% 5/1/18 (f)	2,750	2,489
Calcipar SA 6.875% 5/1/18 (f)	1,070	1,122
Corporate Bonds - continued
	Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
Metals/Mining - continued
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (f)	$ 2,730	$ 2,791
6.875% 4/1/22 (f)	2,735	2,831
7% 11/1/15 (f)	2,885	3,008
Inmet Mining Corp. 7.5% 6/1/21 (f)	1,170	1,261
New Gold, Inc.:
6.25% 11/15/22 (f)	995	1,052
7% 4/15/20 (f)	530	570
Penn Virginia Resource Partners LP/Penn Virginia Finance Corp. 8.375% 6/1/20 (f)	1,605	1,721
Prince Mineral Holding Corp. 11.5% 12/15/19 (f)	655	707
Rain CII Carbon LLC/CII Carbon Corp.:
8% 12/1/18 (f)	1,857	1,950
8.25% 1/15/21 (f)	1,210	1,267
		25,339
Paper - 0.7%
Boise Cascade LLC/Boise Cascade Finance Corp. 6.375% 11/1/20 (f)	575	592
Clearwater Paper Corp. 4.5% 2/1/23 (f)	2,045	2,025
Sappi Papier Holding GmbH 6.625% 4/15/21 (f)	555	583
Verso Paper Holdings LLC/Verso Paper, Inc.:
11.75% 1/15/19	7,195	7,591
11.75% 1/15/19	3,750	2,700
		13,491
Publishing/Printing - 0.1%
Sheridan Group, Inc. 12.5% 4/15/14	2,646	2,249
Restaurants - 0.4%
Landry's Acquisition Co. 9.375% 5/1/20 (f)	3,250	3,494
Landry's Holdings II, Inc. 10.25% 1/1/18 (f)	3,670	3,798
		7,292
Services - 1.2%
APX Group, Inc.:
6.375% 12/1/19 (f)	5,445	5,330
8.75% 12/1/20 (f)	3,630	3,557
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (f)(i)	3,045	3,114
FTI Consulting, Inc. 6% 11/15/22 (f)	2,450	2,573
Laureate Education, Inc. 9.25% 9/1/19 (f)	6,025	6,567
Corporate Bonds - continued
	Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
Services - continued
TransUnion Holding Co., Inc.:
8.125% 6/15/18 pay-in-kind (f)	$ 1,885	$ 1,975
9.625% 6/15/18 pay-in-kind (i)	1,255	1,340
		24,456
Shipping - 0.8%
HDTFS, Inc.:
5.875% 10/15/20 (f)	1,845	1,937
6.25% 10/15/22 (f)	1,315	1,414
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	1,409	1,335
Navios Maritime Holdings, Inc.:
8.125% 2/15/19	2,489	2,116
8.875% 11/1/17	1,903	1,877
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19	750	750
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (f)	1,495	1,630
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19 (f)	1,475	1,564
Western Express, Inc. 12.5% 4/15/15 (f)	6,070	3,839
		16,462
Steel - 0.6%
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17 (f)	5,550	5,966
11.25% 10/15/18 (f)	1,220	1,208
Severstal Columbus LLC 10.25% 2/15/18	4,840	5,191
		12,365
Super Retail - 0.7%
Asbury Automotive Group, Inc.:
7.625% 3/15/17	710	731
8.375% 11/15/20	788	879
Claire's Stores, Inc. 9% 3/15/19 (f)	5,945	6,510
Jo-Ann Stores, Inc. 9.75% 10/15/19 pay-in-kind (f)(i)	1,940	1,984
Sonic Automotive, Inc.:
7% 7/15/22	1,390	1,534
9% 3/15/18	1,274	1,405
		13,043
Corporate Bonds - continued
	Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
Technology - 3.9%
Avaya, Inc.:
7% 4/1/19 (f)	$ 3,352	$ 3,201
10.125% 11/1/15 pay-in-kind (i)	7,035	6,754
Ceridian Corp. 8.875% 7/15/19 (f)	1,755	1,952
First Data Corp.:
6.75% 11/1/20 (f)	10,125	10,429
11.25% 1/15/21 (f)(h)	6,725	6,742
Freescale Semiconductor, Inc. 10.125% 3/15/18 (f)	5,201	5,747
IAC/InterActiveCorp 4.75% 12/15/22 (f)	2,385	2,367
Infor US, Inc. 9.375% 4/1/19	1,155	1,305
Lucent Technologies, Inc.:
6.45% 3/15/29	14,789	11,535
6.5% 1/15/28	5,415	4,197
Nuance Communications, Inc. 5.375% 8/15/20 (f)	1,040	1,071
NXP BV/NXP Funding LLC:
5.75% 2/15/21 (f)(h)	2,600	2,600
9.75% 8/1/18 (f)	502	579
Spansion LLC:
7.875% 11/15/17	1,601	1,665
11.25% 1/15/16 (c)(f)	15,415	0
SunGard Data Systems, Inc. 6.625% 11/1/19 (f)	3,600	3,717
Viasystems, Inc. 7.875% 5/1/19 (f)	3,970	3,960
WEX, Inc. 4.75% 2/1/23 (f)	1,005	995
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19 (f)	5,210	5,744
13.375% 10/15/19 (f)	2,840	3,131
		77,691
Telecommunications - 7.5%
Altice Financing SA 7.875% 12/15/19 (f)	885	951
Altice Finco SA 9.875% 12/15/20 (f)	945	1,044
Broadview Networks Holdings, Inc. 10.5% 11/15/17	2,915	2,915
Citizens Communications Co. 7.875% 1/15/27	4,949	5,073
Clearwire Communications LLC/Clearwire Finance, Inc. 14.75% 12/1/16 (f)	5,015	7,084
Cyrusone LP/Cyrusone Finance Corp. 6.375% 11/15/22 (f)	1,440	1,534
Digicel Group Ltd.:
7% 2/15/20 (f)	425	459
8.25% 9/1/17 (f)	1,025	1,087
Corporate Bonds - continued
	Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Digicel Group Ltd.: - continued
8.25% 9/30/20 (f)	$ 6,645	$ 7,409
10.5% 4/15/18 (f)	1,673	1,865
DigitalGlobe, Inc. 5.25% 2/1/21 (f)	695	693
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (f)	3,276	3,587
Frontier Communications Corp. 7.125% 1/15/23	3,340	3,549
Intelsat Jackson Holdings SA:
6.625% 12/15/22 (f)	4,385	4,462
7.25% 4/1/19	10,665	11,492
7.5% 4/1/21	8,085	8,813
Level 3 Communications, Inc. 8.875% 6/1/19 (f)	695	758
Level 3 Financing, Inc. 7% 6/1/20 (f)	2,365	2,501
NII Capital Corp. 7.625% 4/1/21	3,836	3,011
Satelites Mexicanos SA de CV 9.5% 5/15/17	710	738
SBA Communications Corp. 5.625% 10/1/19 (f)	3,075	3,221
Sprint Capital Corp.:
6.875% 11/15/28	2,300	2,323
6.9% 5/1/19	9,491	10,321
8.75% 3/15/32	5,730	6,761
Sprint Nextel Corp.:
6% 12/1/16	6,729	7,250
6% 11/15/22	21,420	21,474
7% 8/15/20	9,540	10,327
9% 11/15/18 (f)	10,110	12,511
Wind Acquisition Finance SA 7.25% 2/15/18 (f)	2,581	2,717
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(i)	1,460	1,540
		147,470
Textiles & Apparel - 0.2%
Albea Beauty Holdings SA 8.375% 11/1/19 (f)	2,825	2,987
TOTAL NONCONVERTIBLE BONDS		1,369,235
TOTAL CORPORATE BONDS (Cost $1,310,795)		1,381,395
Common Stocks - 8.2%
	Shares	Value (000s)
Automotive - 0.3%
Delphi Automotive PLC (a)	123,822	$ 4,787
General Motors Co. (a)	3,029	85
Motors Liquidation Co. GUC Trust (a)	39,254	917
		5,789
Banks & Thrifts - 0.2%
Capital Bank Financial Corp. Series A	300,000	4,641
Washington Mutual, Inc. (a)	505,500	0
WMI Holdings Corp. (a)	17,318	14
		4,655
Broadcasting - 0.1%
Gray Television, Inc. (a)	494,070	1,848
Building Materials - 0.0%
Gibraltar Industries, Inc. (a)	42,517	739
Chemicals - 0.6%
LyondellBasell Industries NV Class A	110,195	6,989
Rockwood Holdings, Inc.	8,596	470
Tronox Ltd. Class A	250,000	4,738
		12,197
Diversified Financial Services - 0.4%
2010 Swift Mandatory Common Exchange Security Trust (f)	169,600	2,081
The Blackstone Group LP	350,000	6,475
		8,556
Electric Utilities - 0.3%
The AES Corp.	502,509	5,447
Energy - 0.6%
Edgen Group, Inc. Class A	329,254	2,631
Ocean Rig UDW, Inc. (United States) (a)	350,000	6,048
The Williams Companies, Inc.	90,000	3,155
		11,834
Gaming - 0.7%
Las Vegas Sands Corp.	100,000	5,525
Penn National Gaming, Inc. (a)	100,000	4,866
Station Holdco LLC (a)(j)(k)	1,531,479	2,236
Station Holdco LLC warrants 6/15/18 (a)(j)(k)	96,849	5
		12,632
Healthcare - 1.8%
Express Scripts Holding Co. (a)	290,000	15,492
Common Stocks - continued
	Shares	Value (000s)
Healthcare - continued
Tenet Healthcare Corp. (a)	213,675	$ 8,297
Universal Health Services, Inc. Class B	200,000	11,328
		35,117
Homebuilders/Real Estate - 0.0%
Realogy Holdings Corp.	10,400	466
Hotels - 0.3%
Hyatt Hotels Corp. Class A (a)	125,000	5,009
Leisure - 0.3%
Town Sports International Holdings, Inc.	584,202	6,152
Publishing/Printing - 0.0%
HMH Holdings, Inc. warrants 6/22/19 (a)(k)	4,323	32
Restaurants - 0.3%
Dunkin' Brands Group, Inc.	171,900	6,276
Shipping - 0.0%
Ultrapetrol (Bahamas) Ltd. (a)	4,300	9
Super Retail - 0.2%
Dollar General Corp. (a)	100,000	4,622
Technology - 1.7%
Cirrus Logic, Inc. (a)	203,000	5,731
Facebook, Inc. Class A	96,094	2,976
Flextronics International Ltd. (a)	597,300	3,709
Freescale Semiconductor Holdings I Ltd. (a)	161,900	2,339
NXP Semiconductors NV (a)	211,511	6,343
Skyworks Solutions, Inc. (a)	200,000	4,788
Spansion, Inc. Class A	80,804	929
Xerox Corp.	710,000	5,687
		32,502
Telecommunications - 0.1%
Broadview Networks Holdings, Inc.	189,475	2,558
Pendrell Corp. (a)	37,472	55
		2,613
Textiles & Apparel - 0.3%
Arena Brands Holding Corp. Class B (a)(k)	42,253	315
Express, Inc. (a)	291,300	5,354
		5,669
TOTAL COMMON STOCKS (Cost $156,994)		162,164
Preferred Stocks - 4.6%
	Shares	Value (000s)
Convertible Preferred Stocks - 1.5%
Automotive - 0.5%
General Motors Co. 4.75%	210,800	$ 9,132
Electric Utilities - 0.4%
PPL Corp.:
8.75%	96,400	5,282
9.50%	44,400	2,400
		7,682
Energy - 0.3%
Apache Corp. 6.00%	21,900	1,037
Chesapeake Energy Corp. Series A, 5.75% (f)	5,700	5,796
		6,833
Metals/Mining - 0.3%
AngloGold Ashanti Holdings Finance PLC 6.00%	159,100	5,395
TOTAL CONVERTIBLE PREFERRED STOCKS		29,042
Nonconvertible Preferred Stocks - 3.1%
Banks & Thrifts - 0.8%
Ally Financial, Inc. 7.00% (f)	16,214	15,728
Consumer Products - 1.2%
Revlon, Inc. Series A 12.75%	4,464,520	24,153
Diversified Financial Services - 0.9%
Discover Financial Services Series B, 6.50%	72,074	1,838
GMAC Capital Trust I Series 2, 8.125%	557,547	14,870
		16,708
Homebuilders/Real Estate - 0.2%
Annaly Capital Management, Inc. Series D, 7.50%	168,404	4,219
TOTAL NONCONVERTIBLE PREFERRED STOCKS		60,808
TOTAL PREFERRED STOCKS (Cost $140,936)		89,850
Floating Rate Loans - 12.4%
		Principal Amount (000s) (d)
Air Transportation - 0.3%
US Airways Group, Inc. term loan 2.7017% 3/23/14 (i)		$ 6,753	6,728
Broadcasting - 0.3%
Media Holdco, LP Tranche B, term loan 7.25% 7/23/18 (i)		995	985
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
Broadcasting - continued
NEP/NCP Holdco, Inc.:
Tranche 2LN, term loan 9.5% 7/22/20 (i)		$ 105	$ 109
Tranche B 1LN, term loan 5.25% 1/22/20 (i)		200	204
Univision Communications, Inc. term loan 4.4517% 3/31/17 (i)		3,739	3,753
			5,051
Cable TV - 0.3%
WideOpenWest Finance LLC Tranche B, term loan 6.25% 7/17/18 (i)		5,418	5,472
Capital Goods - 0.1%
Apex Tool Group, LLC Tranche B, term loan 4.5% 1/18/20 (i)		1,900	1,919
Chemicals - 0.1%
U.S. Coatings Acquisition, Inc. Tranche B, term loan 4.75% 1/14/20 (i)		1,080	1,092
Diversified Financial Services - 0.5%
AlixPartners LLP Tranche 2LN, term loan 10.75% 12/29/19 (i)		8,085	8,328
Fly Funding II Sarl Tranche B, term loan 5.75% 8/9/18 (i)		321	325
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 1/23/18 (i)		550	557
			9,210
Diversified Media - 0.0%
WMG Acquisition Corp. Tranche B, term loan 5.25% 11/1/18 (i)		205	208
Electric Utilities - 0.9%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7423% 10/10/17 (i)		27,469	18,164
Energy - 0.8%
Alon USA Partners LP term loan 9.25% 11/13/18 (i)		1,297	1,326
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (i)		7,635	7,817
LSP Madison Funding LLC Tranche 1LN, term loan 4.7484% 6/28/19 (i)		2,358	2,364
MRC Global, Inc. Tranche B, term loan 6.25% 11/9/19 (i)		3,586	3,626
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
Energy - continued
Panda Sherman Power, LLC term loan 9% 9/14/18 (i)		$ 845	$ 858
Samson Investment Co. Tranche 2LN, term loan 6% 9/25/18 (i)		535	542
			16,533
Entertainment/Film - 0.0%
Livent, Inc. Tranche A, term loan 18% 1/15/49 pay-in-kind (a)	CAD	337	337
Food & Drug Retail - 0.5%
Sprouts Farmers Market LLC Tranche B, term loan 6% 4/18/18 (i)		8,759	8,847
Gaming - 0.8%
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (i)		980	1,014
Harrah's Entertainment, Inc.:
Tranche B 4LN, term loan 9.5% 10/31/16 (i)		3,416	3,475
Tranche B 6LN, term loan 5.4537% 1/28/18 (i)		9,975	9,252
MGM Mirage, Inc. Tranche B, term loan 4.25% 12/20/19 (i)		1,035	1,051
NP Opco, LLC Tranche B, term loan 5.5% 9/28/19 (i)		838	852
			15,644
Healthcare - 0.4%
Genesis HealthCare Corp. Tranche B, term loan 10.0022% 12/4/17 (i)		3,726	3,633
Par Pharmaceutical Companies, Inc. Tranche B, term loan 5% 9/28/19 (i)		2,703	2,730
VWR Funding, Inc. Tranche B, term loan 4.2017% 4/3/17 (i)		1,880	1,889
			8,252
Homebuilders/Real Estate - 0.5%
Realogy Corp.:
Credit-Linked Deposit 4.4587% 10/10/16 (i)		1,321	1,330
term loan 4.4557% 10/10/16 (i)		9,199	9,268
			10,598
Insurance - 0.6%
Asurion Corp. Tranche 1LN, term loan 5.5% 5/24/18 (i)		8,199	8,271
Lonestar Intermediate Super Holdings LLC term loan 11% 9/2/19 (i)		4,225	4,521
			12,792
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
Leisure - 0.6%
Equinox Holdings, Inc. Tranche 2LN, term loan 9.75% 5/16/20 (i)		$ 7,425	$ 7,536
Town Sports International LLC Tranche B, term loan 5.75% 5/11/18 (i)		4,522	4,579
			12,115
Metals/Mining - 0.3%
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 1/25/20 (i)		315	318
Tranche B 2LN, term loan 8.75% 1/25/21 (i)		190	193
Fortescue Metals Group Ltd. Tranche B, term loan 5.25% 10/18/17 (i)		4,703	4,756
			5,267
Paper - 0.0%
White Birch Paper Co. Tranche 2LN, term loan 11/8/14 (c)		8,620	86
Publishing/Printing - 0.0%
Houghton Mifflin Harcourt Publishing Co. term loan 7.25% 5/22/18 (i)		273	274
Services - 0.0%
Bright Horizons Family Solutions, Inc. Tranche B, term loan 5.25% 1/18/20 (i)		365	368
Laureate Education, Inc. Tranche B, term loan 5.25% 6/16/18 (i)		370	373
			741
Technology - 2.3%
Ancestry.com, Inc. Tranche B, term loan 7% 12/28/18 (i)		7,170	7,152
Avaya, Inc. term loan 3.0615% 10/27/14 (i)		5,218	5,192
First Data Corp. term loan 4.2047% 3/24/18 (i)		20,530	20,325
GoDaddy.com, Inc. Tranche B 1LN, term loan 5.5% 12/16/18 (i)		279	279
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/24/20 (i)		3,275	3,308
Tranche B 1LN, term loan 5.5% 10/30/19 (i)		1,820	1,850
NXP BV:
Tranche A 1LN, term loan 4.5% 3/4/17 (i)		2,802	2,851
Tranche A6, term loan 5.25% 3/19/19 (i)		3,851	3,908
			44,865
Telecommunications - 3.1%
Alcatel-Lucent USA, Inc. Tranche C, term loan 7.25% 1/23/19 (i)		2,475	2,506
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
Telecommunications - continued
FairPoint Communications, Inc. term loan 6.4047% 1/24/16 (i)		$ 14,952	$ 14,691
Genesys SA Tranche B, term loan 6.75% 1/31/19 (i)		670	672
Intelsat Jackson Holdings SA Tranche B, term loan 4.5% 4/2/18 (i)		2,299	2,325
Level 3 Financing, Inc. Tranche B 2LN, term loan 4.75% 8/1/19 (i)		4,590	4,630
RP Crown Parent, LLC Tranche 1LN, term loan 6.75% 12/21/18 (i)		4,450	4,517
Vodafone Americas Finance 2, Inc.:
term loan 6.875% 8/11/15		11,702	11,936
Tranche 2LN, term loan 6.25% 6/24/16 pay-in-kind		18,789	19,306
			60,583
TOTAL FLOATING RATE LOANS (Cost $249,152)			244,778
Preferred Securities - 0.2%

Diversified Financial Services - 0.2%
Citigroup, Inc. 5.95% (g)(i) (Cost $4,815)		4,815	4,937
Money Market Funds - 4.5%
		Shares
Fidelity Cash Central Fund, 0.16% (b) (Cost $88,393)		88,392,550	88,393
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $1,951,085)	1,971,517
NET OTHER ASSETS (LIABILITIES) - 0.1%	2,553
NET ASSETS - 100%	$ 1,974,070
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $566,918,000 or 28.7% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,588,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	$ 1,538
HMH Holdings, Inc. warrants 6/22/19	6/22/12	$ 8
Station Holdco LLC	6/17/11	$ 1,450
Station Holdco LLC warrants 6/15/18	10/28/08 - 12/1/08	$ 3,943
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 40
Fidelity Securities Lending Cash Central Fund	16
Total	$ 56
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 57,161	$ 54,573	$ -	$ 2,588
Consumer Staples	24,153	-	-	24,153
Energy	16,036	10,240	5,796	-
Financials	50,332	32,523	17,809	-
Health Care	35,117	35,117	-	-
Industrials	3,434	3,434	-	-
Information Technology	32,502	32,502	-	-
Materials	17,592	17,592	-	-
Telecommunication Services	2,558	-	-	2,558
Utilities	13,129	7,847	5,282	-
Corporate Bonds	1,381,395	-	1,378,479	2,916
Floating Rate Loans	244,778	-	244,441	337
Preferred Securities	4,937	-	4,937	-
Money Market Funds	88,393	88,393	-	-
Total Investments in Securities:	$ 1,971,517	$ 282,221	$ 1,656,744	$ 32,552
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Equities - Consumer Staples
Beginning Balance	$ 24,287
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(134)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 24,153
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2013	$ (134)
Other Investments in Securities
Beginning Balance	$ 3,919
Total Realized Gain (Loss)	(53)
Total Unrealized Gain (Loss)	(331)
Cost of Purchases	5,449
Proceeds of Sales	(609)
Amortization/Accretion	24
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 8,399
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2013	$ (385)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $1,937,943,000. Net unrealized appreciation aggregated $33,574,000, of which $159,612,000 related to appreciated investment securities and $126,038,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 01/31/13	Valuation Technique (s)	Unobservable Input (s)	Range	Weighted Average
Common Stock	$ 29,266,557	Discounted cash flow	Discount rate	20%	20%
		Expected distribution	Recovery rate	0%	0%
		Market comparable	EV/EBITDA multiple	5.0 - 6.4	5.2
			Yield	6.7%	6.7%
Corporate Bonds	$ 2,916,006	Comparable	Transaction price	$0.01	$0.01
		Expected distribution	Recovery rate	0%	0%
		Market comparable	EV/EBITDA multiple	5.0	5.0
Floating Rate Loans	$ 337,493	Market comparable	Transaction price	$100.26	$100.26

For the unobservable inputs listed in the table above, a significant increase in discount rates or yields could result in a significant decrease to the fair value measurement. A significant increase in estimated recovery rates, EV/EBITDA (enterprise value/earnings before interest, taxes, depreciation and amortization) multiples or transaction prices could result in a significant increase to the fair value measurement.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Floating Rate
High Income Fund

(A Class of Fidelity Advisor®
Floating Rate High Income Fund)

January 31, 2013

1.813257.108

FHI-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (g) - 77.6%
	Principal Amount (000s)	Value (000s)
Aerospace - 1.2%
Aeroflex, Inc. Tranche B, term loan 5.75% 5/9/18 (e)	$ 1,864	$ 1,892
Hamilton Sundstrand Corp. Tranche B, term loan 5% 12/13/19 (e)	15,000	15,188
Sequa Corp. Tranche B, term loan 5.25% 6/19/17 (e)	12,000	12,180
Spirit Aerosystems, Inc. Tranche B, term loan 3.75% 4/18/19 (e)	7,925	7,975
TransDigm Group, Inc. Tranche B2, term loan 4% 2/14/17 (e)	26,807	27,075
TransDigm, Inc. Tranche B, term loan 4% 2/14/17 (e)	74,656	75,309
		139,619
Air Transportation - 0.5%
Delta Air Lines, Inc. Tranche B 1LN, term loan 5.25% 10/18/18 (e)	4,000	4,065
Northwest Airlines Corp. Tranche B, term loan 3.81% 12/22/13 (e)	1,946	1,926
United Air Lines, Inc. Tranche B, term loan 2.25% 2/1/14 (e)	13,474	13,457
US Airways Group, Inc. term loan 2.7017% 3/23/14 (e)	34,889	34,758
		54,206
Automotive - 2.7%
Allison Transmission, Inc.:
term loan 2.71% 8/7/14 (e)	4,822	4,822
Tranche B 2LN, term loan 3.71% 8/7/17 (e)	19,815	19,914
Tranche B 3LN, term loan 4.25% 8/23/19 (e)	20,903	21,112
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (e)	60,540	61,751
Delphi Corp.:
Tranche A, term loan 2.25% 3/31/16 (e)	31,671	31,750
Tranche B, term loan 3.5% 3/31/17 (e)	58,971	59,413
Federal-Mogul Corp.:
Tranche B, term loan 2.1464% 12/27/14 (e)	35,176	33,329
Tranche C, term loan 2.1386% 12/27/15 (e)	17,947	17,005
Schaeffler AG Tranche C2, term loan 6% 1/27/17 (e)	20,000	20,100
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 4.75% 4/30/19 (e)	37,000	37,416
		306,612
Broadcasting - 4.1%
Clear Channel Capital I LLC Tranche B, term loan 3.8517% 1/29/16 (e)	28,957	25,011
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - continued
Clear Channel Communications, Inc. Tranche A, term loan 3.6017% 7/30/14 (e)	$ 24,601	$ 24,355
Cumulus Media Holdings, Inc. Tranche 1LN, term loan 4.5% 9/16/18 (e)	9,975	9,975
FoxCo Acquisition Sub, LLC Tranche B, term loan 5.5% 7/14/17 (e)	6,983	7,070
Gray Television, Inc. Tranche B, term loan 4.75% 10/11/19 (e)	2,892	2,932
Media Holdco, LP Tranche B, term loan 7.25% 7/23/18 (e)	5,000	4,950
NEP/NCP Holdco, Inc.:
Tranche 2LN, term loan 9.5% 7/22/20 (e)	5,000	5,175
Tranche B 1LN, term loan 5.25% 1/22/20 (e)	11,205	11,401
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Tranche B, term loan 4.5% 12/3/19 (e)	2,500	2,525
Nine Entertainment (DELAWARE) Tranche B, term loan 3.5% 1/28/20 (e)	12,000	12,090
Raycom Media, Inc. Tranche B, term loan 4.25% 5/31/17 (e)	4,925	4,913
Sinclair Television Group, Inc. Tranche B, term loan 4% 10/29/16 (e)	4,794	4,812
TWCC Holding Corp. Tranche B, term loan 4.25% 2/11/17 (e)	53,081	53,745
Univision Communications, Inc.:
term loan 4.4517% 3/31/17 (e)	95,700	96,059
Tranche 1LN, term loan 2.2017% 9/29/14 (e)	28,979	29,033
VNU, Inc.:
term loan 2.2077% 8/9/13 (e)	11,981	11,996
Tranche B, term loan 3.9577% 5/1/16 (e)	52,813	53,209
Tranche C, term loan 3.4577% 5/1/16 (e)	105,968	106,630
		465,881
Building Materials - 0.9%
Armstrong World Industries, Inc. Tranche B, term loan 4% 3/10/18 (e)	24,022	24,294
HD Supply, Inc. Tranche B 1LN, term loan 7.25% 10/12/17 (e)	26,877	27,584
Nortek, Inc. Tranche B, term loan 5.2581% 4/26/17 (e)	3,103	3,126
Pinafore LLC Tranche B 2LN, term loan 3.75% 9/21/16 (e)	43,268	43,647
Unifrax I LLC Tranche B, term loan 4.25% 11/20/18 (e)	6,000	5,970
		104,621
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Cable TV - 5.1%
Atlantic Broadband Holdings I, LLC Tranche B, term loan 4.5% 11/30/19 (e)	$ 13,406	$ 13,574
Bragg Communications, Inc. Tranche B, term loan 4% 2/28/18 (e)	10,421	10,499
Bresnan Broadband Holdings LLC Tranche B, term loan 4.5% 12/14/17 (e)	34,299	34,642
CCO Holdings, LLC Tranche 3LN, term loan 2.7017% 9/6/14 (e)	69,097	69,097
Cequel Communications LLC Tranche B, term loan 4% 2/14/19 (e)	94,310	95,017
Charter Communications Operating LLC:
Tranche C, term loan 3.46% 9/6/16 (e)	93,687	94,511
Tranche D, term loan 4% 4/11/19 (e)	46,159	46,736
CSC Holdings, Inc.:
Tranche B 3LN, term loan 3.2017% 3/29/16 (e)	72,061	72,335
Tranche B2, term loan 3.4517% 3/29/16 (e)	17,024	17,109
Kabel Deutschland GmbH Tranche F, term loan 4.25% 2/1/19 (e)	8,000	7,990
Mediacom Broadband LLC Tranche F, term loan 4.5% 10/23/17 (e)	16,555	16,597
Mediacom LLC Tranche E, term loan 4.5% 10/23/17 (e)	2,895	2,917
RCN Telecom Services, LLC Tranche B, term loan 5.25% 8/26/16 (e)	9,474	9,604
UPC Broadband Holding BV:
Tranche AF, term loan 4% 1/31/21 (e)	16,000	16,160
Tranche T, term loan 3.7097% 12/31/16 (e)	11,448	11,534
Tranche X, term loan 3.7097% 12/31/17 (e)	21,942	22,107
WaveDivision Holdings LLC Tranche B, term loan 5.5% 8/9/19 (e)	6,000	6,047
WideOpenWest Finance LLC Tranche B, term loan 6.25% 7/17/18 (e)	16,925	17,094
Zayo Group LLC Tranche B, term loan 5.25% 7/2/19 (e)	6,982	7,052
		570,622
Capital Goods - 0.4%
Alliance Laundry Systems LLC Tranche B 1LN, term loan 5.5% 12/10/18 (e)	4,000	4,060
Apex Tool Group, LLC Tranche B, term loan 4.5% 1/18/20 (e)	16,000	16,160
Rexnord LLC Tranche B 1LN, term loan 4.5% 4/1/18 (e)	15,960	16,219
SRAM LLC. Tranche B 1LN, term loan 4.7566% 6/7/18 (e)	5,181	5,220
		41,659
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Chemicals - 2.9%
Arizona Chemical Tranche B, term loan 7.25% 12/22/17 (e)	$ 5,497	$ 5,586
Ascend Performance Materials Operation LLC Tranche B, term loan 6.75% 4/10/18 (e)	3,970	4,000
Ashland, Inc. Tranche B, term loan 3.75% 8/23/18 (e)	30,988	31,376
Celanese Holdings LLC:
Revolving Credit-Linked Deposit 1.7084% 4/2/14 (e)	51,781	51,651
Tranche C, term loan 3.058% 10/31/16 (e)	22,096	22,317
Chemtura Corp. term loan 5.5% 8/27/16 (e)	28,000	28,280
Emerald Performance Materials, LLC Tranche B, term loan 6.75% 5/11/18 (e)	2,985	3,007
General Chemical Corp. Tranche B, term loan 5.0018% 10/6/15 (e)	3,310	3,326
Huntsman International LLC Tranche B, term loan:
1.755% 4/19/14 (e)	22,712	22,598
2.7485% 4/19/17 (e)	4,900	4,900
INEOS U.S. Finance LLC term loan:
5.5% 4/27/15 (e)	6,948	7,104
6.5% 4/27/18 (e)	30,768	31,460
Kronos Worldwide, Inc. term loan 5.75% 6/13/18 (e)	3,900	3,978
Millennium America/Millennium Inorganic Chemicals Ltd.:
Tranche 1LN, term loan 2.561% 5/15/14 (e)	1,756	1,756
Tranche 2LN, term loan 6.061% 11/18/14 (e)	3,000	3,004
PL Propylene LLC Tranche B, term loan 7% 3/27/17 (e)	9,915	10,113
Rockwood Specialties Group, Inc. Tranche B, term loan 3.5% 2/10/18 (e)	14,725	14,836
Taminco Global Chemical Corp. Tranche B 2LN, term loan 4.25% 2/15/19 (e)	6,814	6,871
Tronox, Inc.:
Tranche B, term loan 4.25% 2/8/18 (e)	15,454	15,589
Tranche DD, term loan 4.25% 8/8/18 (e)	4,215	4,252
U.S. Coatings Acquisition, Inc. Tranche B, term loan 4.75% 1/14/20 (e)	55,000	55,619
		331,623
Consumer Products - 1.4%
ACCO Brands Corp. Tranche B, term loan 4.25% 3/7/19 (e)	7,261	7,361
Bombardier Recreational Products, Inc. Tranche B, term loan 5% 1/23/19 (e)	5,000	5,063
Calceus Acquisition, Inc. Tranche B, term loan 5.75% 1/26/20 (e)	4,000	4,040
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Consumer Products - continued
Jarden Corp. Tranche B, term loan 3.2017% 3/31/18 (e)	$ 33,936	$ 34,148
NBTY, Inc. Tranche B 1LN, term loan 4.25% 10/1/17 (e)	14,179	14,179
Prestige Brands, Inc. Tranche B, term loan 5.25% 1/31/19 (e)	15,417	15,494
Revlon Consumer Products Corp. term loan 4.75% 11/19/17 (e)	15,760	15,878
Spectrum Brands Holdings, Inc. Tranche B, term loan 4.5% 11/1/19 (e)	12,385	12,571
Tempur-Pedic International Inc. Tranche B, term loan 5% 11/20/19 (e)	14,000	14,175
Weight Watchers International, Inc. Tranche F, term loan 4% 3/15/19	14,888	15,111
Wilsonart LLC Tranche B, term loan 5.5% 10/31/19 (e)	14,000	14,193
Yankee Candle Co., Inc. Tranche B, term loan 5.25% 4/2/19 (e)	3,610	3,637
		155,850
Containers - 1.4%
Berry Plastics Holding Corp. Tranche C, term loan 2.2017% 4/3/15 (e)	4,726	4,726
BWAY Holding Co. Tranche B, term loan 4.5% 8/31/17 (e)	15,340	15,532
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (e)	10,973	11,082
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4.75% 9/28/18 (e)	98,753	100,357
Sealed Air Corp. Tranche B, term loan 4% 10/3/18 (e)	20,439	20,745
Tricorbraun, Inc. Tranche B, term loan 5.5% 4/30/18 (e)	3,980	4,020
		156,462
Diversified Financial Services - 1.9%
Clipper Acquisitons Corp. Tranche B, term loan 4% 12/13/19 (e)	3,000	3,045
Delos Aircraft, Inc. Tranche T 2LN, term loan 4.75% 4/12/16 (e)	29,440	29,552
Fly Funding II Sarl Tranche B, term loan 5.75% 8/9/18 (e)	15,900	16,099
Flying Fortress, Inc. Tranche 3, term loan 5% 6/30/17 (e)	35,000	35,133
HarbourVest Partners LLC Tranche B, term loan 4.75% 11/21/17 (e)	4,804	4,804
Klockner Pentaplast SA Tranche B 1LN, term loan 5.75% 12/21/16 (e)	3,789	3,855
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Diversified Financial Services - continued
LPL Holdings, Inc. Tranche B, term loan 4% 3/29/19 (e)	$ 13,895	$ 13,999
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 1/23/18 (e)	30,925	31,312
Residential Capital LLC Tranche A 1LN, term loan 5% 12/1/13 (e)	11,000	11,000
Sheridan Investment Partners I, LLC Tranche B 2LN, term loan 5% 10/1/19 (e)	8,978	9,090
TransUnion LLC Tranche B, term loan 5.5% 2/10/18 (e)	30,957	31,344
Vantiv LLC Tranche B, term loan 3.75% 3/27/19 (e)	20,063	20,063
		209,296
Diversified Media - 0.1%
Advanstar Communications, Inc. Tranche 1LN, term loan 2.57% 5/31/14 (e)	1,953	1,758
Lamar Media Corp. Tranche B, term loan 4% 12/31/16 (e)	978	985
WMG Acquisition Corp. Tranche B, term loan 5.25% 11/1/18 (e)	11,050	11,188
		13,931
Electric Utilities - 4.5%
Calpine Corp.:
Tranche B 2LN, term loan 4.5% 4/1/18 (e)	8,865	8,909
Tranche B 3LN, term loan 4.5% 10/9/19 (e)	24,938	25,062
Tranche B, term loan 4.5% 4/1/18 (e)	104,351	104,873
Covanta Energy Corp. Tranche B, term loan 4% 3/28/19 (e)	15,905	16,104
Dynegy, Inc.:
(Coal) Tranche B, term loan 9.25% 8/5/16 (e)	9,085	9,381
(Gas) Tranche B, term loan 9.25% 8/5/16 (e)	30,743	31,819
EquiPower Resources Holdings LLC:
Tranche 2LN, term loan 10% 6/21/19 (e)	795	811
Tranche B 1LN, term loan 5.5% 12/21/18 (e)	15,843	16,120
Essential Power LLC Tranche B, term loan 5.5% 8/8/19 (e)	4,811	4,859
NRG Energy, Inc. Tranche B, term loan 4% 7/1/18 (e)	82,795	83,209
NSG Holdings LLC Tranche B, term loan 4.75% 12/11/19 (e)	3,000	3,045
Tempus Public Foundation Generation Holdings LLC:
Credit-Linked Deposit 2.311% 12/15/13 (e)	983	981
Tranche 2LN, term loan 4.561% 12/15/14 (e)	24,657	24,627
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan:
3.7423% 10/10/14 (e)	$ 81,117	$ 61,547
4.7423% 10/10/17 (e)	69,252	45,793
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (e)	62,178	62,881
Windsor Financing, LLC Tranche B, term loan 6.25% 12/5/17 (e)	2,991	3,080
		503,101
Energy - 1.7%
Alon USA Partners LP term loan 9.25% 11/13/18 (e)	8,889	9,089
CCS, Inc. Tranche B, term loan 3.2077% 11/14/14 (e)	12,824	12,760
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (e)	45,000	46,071
Citgo Petroleum Corp. Tranche B, term loan 8% 6/24/15 (e)	911	924
Energy Transfer Equity LP Tranche B, term loan 3.75% 3/23/17 (e)	36,000	36,315
EP Energy LLC term loan 4.5% 4/30/19 (e)	4,000	4,030
Everest Acquisition LLC Tranche B 1LN, term loan 5% 4/24/18 (e)	11,000	11,124
LSP Madison Funding LLC Tranche 1LN, term loan 4.7484% 6/28/19 (e)	5,706	5,720
MEG Energy Corp. Tranche B, term loan 4% 3/18/18 (e)	3,863	3,882
MRC Global, Inc. Tranche B, term loan 6.25% 11/9/19 (e)	26,933	27,235
Panda Sherman Power, LLC term loan 9% 9/14/18 (e)	5,000	5,075
Plains Exploration & Production Co. term loan 4% 10/15/19 (e)	8,000	8,000
Samson Investment Co. Tranche 2LN, term loan 6% 9/25/18 (e)	15,000	15,207
Tallgrass Operations LLC Tranche B, term loan 5.25% 11/13/18 (e)	6,000	6,090
		191,522
Entertainment/Film - 0.5%
Cinemark USA, Inc. Tranche B, term loan 3.21% 12/18/19 (e)	30,000	30,225
Regal Cinemas Corp. Tranche B, term loan 3.235% 8/23/17 (e)	27,918	28,127
		58,352
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Environmental - 0.4%
ADS Waste Holdings, Inc. Tranche B, term loan 5.25% 10/9/19 (e)	$ 31,000	$ 31,310
Progressive Waste Solution Ltd. Tranche B, term loan 3.5% 10/24/19 (e)	12,000	12,136
Synagro Technologies, Inc. Tranche 1LN, term loan 5.308% 3/30/14 (e)	400	378
Tomkins Air Distribution Tranche B 1LN, term loan 5.25% 11/9/18 (e)	4,000	4,055
		47,879
Food & Drug Retail - 0.9%
Fairway Group Acquisition Co. Tranche B, term loan 8.25% 8/17/18 (e)	3,990	4,050
GNC Corp. Tranche B, term loan 3.75% 3/2/18 (e)	48,764	49,190
Rite Aid Corp.:
Tranche 5 LN, term loan 4.5% 3/3/18 (e)	27,532	27,566
Tranche ABL, term loan 1.96% 6/4/14 (e)	19,467	19,419
Roundy's, Inc. Tranche B, term loan 5.75% 2/13/19 (e)	1,953	1,870
Sprouts Farmers Market LLC Tranche B, term loan 6% 4/18/18 (e)	3,970	4,009
		106,104
Food/Beverage/Tobacco - 0.9%
AdvancePierre Foods, Inc. Tranche 2LN, term loan 9.5% 10/10/17 (e)	3,000	3,060
B&G Foods, Inc. Tranche B, term loan 4% 11/30/18 (e)	3,967	4,022
Del Monte Foods Co. Tranche B, term loan 4.5% 3/8/18 (e)	10,134	10,223
Earthbound Holdings III LLC Tranche B, term loan 5.75% 12/21/16 (e)	6,860	6,689
JBS USA LLC Tranche B, term loan 4.25% 5/25/18 (e)	12,845	13,037
Michael Foods, Inc. Tranche B, term loan 4.25% 2/25/18 (e)	19,169	19,481
OSI Restaurant Partners LLC Tranche B, term loan 4.75% 10/26/19 (e)	36,260	36,759
Pinnacle Foods Finance LLC:
term loan 2.7097% 4/4/14 (e)	1,476	1,480
Tranche E, term loan 4.75% 10/17/18 (e)	3,970	4,030
		98,781
Gaming - 2.5%
Affinity Gaming LLC Tranche B, term loan 5.5% 11/9/17 (e)	3,970	4,025
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/14/18 (e)	26,570	26,835
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Gaming - continued
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (e)	$ 7,000	$ 7,245
Greektown Superholdings, Inc. Tranche B 1LN, term loan 12/17/18	6,000	6,030
Harrah's Entertainment, Inc.:
Tranche B 4LN, term loan 9.5% 10/31/16 (e)	3,959	4,028
Tranche B1, term loan 3.2037% 1/28/15 (e)	14,688	14,577
Tranche B2, term loan 3.2037% 1/28/15 (e)	6,890	6,848
Tranche B3, term loan 3.2048% 1/28/15 (e)	12,552	12,457
Las Vegas Sands Corp. term loan 2.76% 11/23/15 (e)	5,859	5,873
Las Vegas Sands LLC:
term loan 1.76% 5/23/14 (e)	6,118	6,141
Tranche B, term loan:
1.76% 5/23/14 (e)	29,958	30,070
2.76% 11/23/16 (e)	20,962	21,041
Tranche I, term loan 2.76% 11/23/16 (e)	4,213	4,229
MGM Mirage Tranche A, term loan 3.309% 12/20/17 (e)	7,000	7,035
MGM Mirage, Inc. Tranche B, term loan 4.25% 12/20/19 (e)	59,185	60,073
Motor City Casino Tranche B, term loan 6% 3/1/17 (e)	4,746	4,793
NP Opco, LLC Tranche B, term loan 5.5% 9/28/19 (e)	14,963	15,206
Penn National Gaming, Inc. Tranche B, term loan 3.75% 7/14/18 (e)	37,667	37,905
Pinnacle Entertainment, Inc. Tranche B, term loan 4% 3/19/19 (e)	9,925	10,024
Station Casinos LLC Tranche B 2LN, term loan 4.2017% 6/16/16 (e)	1,991	1,911
		286,346
Healthcare - 14.8%
Alere, Inc. Tranche B 2LN, term loan 4.75% 6/30/17 (e)	2,978	3,011
Alkermes, Inc. term loan:
4% 9/25/16 (e)	2,963	2,992
4.5% 9/25/19 (e)	5,731	5,809
Assuramed Holding, Inc. Tranche B 1LN, term loan 5.5% 10/24/19 (e)	4,000	4,055
Bausch & Lomb, Inc.:
Tranche B, term loan 5.25% 5/18/19 (e)	73,078	73,900
Tranche DD, term loan 4.75% 6/30/15 (e)	12,000	12,105
Biomet, Inc. term loan:
3.2033% 3/25/15 (e)	1,674	1,674
4.0043% 7/25/17 (e)	38,895	39,237
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Carestream Health, Inc. term loan 5% 2/25/17 (e)	$ 2,946	$ 2,953
Community Health Systems, Inc. term loan 3.8105% 1/25/17 (e)	303,745	306,023
ConvaTec, Inc. term loan 5% 12/22/16 (e)	4,000	4,055
DaVita, Inc.:
Tranche A, term loan 2.71% 10/20/15 (e)	36,675	36,583
Tranche B 2LN, term loan 4% 8/21/19 (e)	77,000	77,578
Tranche B, term loan 4.5% 10/20/16 (e)	85,780	86,852
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (e)	39,017	37,359
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (e)	29,158	29,158
Endo Pharmaceuticals Holdings, Inc. Tranche B, term loan 4% 6/17/18 (e)	13,075	13,140
Fresenius SE & Co. KGaA:
Tranche D 1LN, term loan 3.5% 9/10/14 (e)	37,612	37,706
Tranche D 2LN, term loan 3.5% 9/10/14 (e)	22,620	22,677
Grifols, Inc. Tranche B, term loan 4.25% 6/1/17 (e)	39,505	39,752
Hanger, Inc. Tranche C, term loan 4% 12/1/16 (e)	7,812	7,841
HCA, Inc.:
Tranche A 3LN, term loan 3.4517% 2/2/16 (e)	326,507	327,726
Tranche B 2LN, term loan 3.561% 3/31/17 (e)	131,201	132,028
HCR Healthcare LLC Tranche B, term loan 5% 4/16/18 (e)	6,836	6,631
Health Management Associates, Inc. Tranche B, term loan 4.5% 11/18/18 (e)	39,768	40,166
Hologic, Inc. Tranche B, term loan 4.5% 8/1/19 (e)	18,905	19,165
IASIS Healthcare LLC Tranche B, term loan 5% 5/3/18 (e)	43,377	43,650
IMS Health, Inc. Tranche B, term loan 4.5% 8/26/17 (e)	12,443	12,443
Jaguar Holding Co. II Tranche B, term loan 4.25% 12/5/18 (e)	13,860	13,947
Kinetic Concepts, Inc.:
Tranche C 1LN, term loan 5.5% 5/7/18 (e)	11,970	12,179
Tranche C 2LN, term loan 5% 11/7/17 (e)	1,995	2,000
Par Pharmaceutical Companies, Inc. Tranche B, term loan 5% 9/28/19 (e)	8,978	9,067
Quintiles Transnational Corp.:
Tranche B 1LN, term loan 4.5% 6/8/18 (e)	6,983	6,983
Tranche B, term loan 4.5% 6/8/18 (e)	10,845	10,845
Rural/Metro Corp. Tranche B, term loan 5.75% 6/30/18 (e)	5,860	5,875
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Sheridan Healthcare, Inc.:
Tranche 1LN, term loan 6% 6/29/18 (e)	$ 5,970	$ 6,060
Tranche 2LN, term loan 9% 6/29/19 (e)	3,000	3,030
Skilled Healthcare Group, Inc. term loan 6.75% 4/9/16 (e)	2,944	2,966
Team Health, Inc. Tranche B, term loan 3.75% 6/29/18 (e)	6,895	6,895
United Surgical Partners International, Inc. term loan 6% 4/3/19 (e)	2,993	3,007
Universal Health Services, Inc.:
term loan 3.75% 11/15/16 (e)	47,850	48,389
Tranche A, term loan 2.0549% 11/15/15 (e)	11,086	11,059
Valeant Pharmaceuticals International Tranche B, term loan:
4.25% 2/13/19 (e)	36,730	37,097
4.25% 9/16/19 (e)	26,000	26,260
Vanguard Health Holding Co. II LLC Tranche B, term loan 5% 1/29/16 (e)	25,876	26,070
VWR Funding, Inc. Tranche B, term loan 4.2017% 4/3/17 (e)	12,300	12,362
		1,670,360
Homebuilders/Real Estate - 1.4%
Capital Automotive LP term loan 5.25% 3/11/17 (e)	8,392	8,434
CB Richard Ellis Group, Inc.:
Tranche A, term loan 2.4537% 11/9/15 (e)	6,200	6,185
Tranche B, term loan 3.4537% 11/9/16 (e)	23,819	23,938
CB Richard Ellis Services, Inc.:
Tranche C, term loan 3.4517% 3/4/18 (e)	40,395	40,597
Tranche D, term loan 3.7047% 9/4/19 (e)	22,655	22,768
RE/MAX LLC term loan 5.5% 4/14/16 (e)	3,510	3,510
Realogy Corp.:
Credit-Linked Deposit 3.2087% 10/10/13 (e)	3,194	3,114
Credit-Linked Deposit 4.4587% 10/10/16 (e)	3,533	3,560
term loan 4.4557% 10/10/16 (e)	40,040	40,340
Walter Investment Management Corp. Tranche B, term loan 5.75% 10/28/17 (e)	7,925	8,024
		160,470
Insurance - 0.6%
AmWINS Group, Inc. Tranche B 1LN, term loan 5.75% 6/6/19 (e)	2,000	2,020
Asurion Corp.:
Tranche 1LN, term loan 5.5% 5/24/18 (e)	41,740	42,107
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Insurance - continued
Asurion Corp.: - continued
Tranche 2LN, term loan 9% 5/24/19 (e)	$ 4,013	$ 4,123
CNO Financial Group, Inc.:
Tranche B 1LN, term loan 4.25% 9/28/16 (e)	5,700	5,721
Tranche B 2LN, term loan 5% 9/28/18 (e)	13,412	13,596
		67,567
Leisure - 0.6%
Cedar Fair LP Tranche B, term loan 4% 12/15/17 (e)	16,877	17,046
FGI Operating Co., LLC term loan 5.5% 4/19/19 (e)	3,982	3,947
SeaWorld Parks & Entertainment, Inc. term loan 4% 8/17/17 (e)	36,223	36,451
Six Flags, Inc. Tranche B, term loan 4.0004% 12/20/18 (e)	14,893	15,098
		72,542
Metals/Mining - 2.4%
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 1/25/20 (e)	7,000	7,077
Tranche B 2LN, term loan 8.75% 1/25/21 (e)	3,000	3,041
Arch Coal, Inc. Tranche B, term loan 5.75% 5/16/18 (e)	24,887	25,480
Fairmount Minerals Ltd. Tranche B, term loan 5.25% 3/15/17 (e)	1,323	1,320
Fortescue Metals Group Ltd. Tranche B, term loan 5.25% 10/18/17 (e)	106,740	107,941
Novelis, Inc. Tranche B, term loan 4% 3/10/17 (e)	75,864	76,812
SunCoke Energy, Inc. Tranche B, term loan 4% 7/26/18 (e)	2,260	2,237
Walter Energy, Inc.:
Tranche A, term loan 4.8062% 4/1/16 (e)	2,565	2,578
Tranche B, term loan 5.75% 4/1/18 (e)	46,068	46,299
		272,785
Paper - 0.0%
Bear Island Paper Co. LLC Tranche B 2LN, term loan 12% 9/13/17	226	161
Publishing/Printing - 1.0%
Cengage Learning, Inc. Tranche B, term loan 5.75% 7/5/17 (e)	1,995	1,456
Cenveo Corp. Tranche B, term loan 7% 12/21/16 (e)	4,712	4,730
Dex Media East LLC term loan 2.7437% 10/24/14 (e)	7,804	5,697
Dex Media West LLC/Dex Media West Finance Co. term loan 7% 10/24/14 (e)	1,748	1,355
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Publishing/Printing - continued
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (e)	$ 22,000	$ 22,220
Houghton Mifflin Harcourt Publishing Co. term loan 7.25% 5/22/18 (e)	16,619	16,703
Newsday LLC Tranche A, term loan 3.7017% 10/12/16 (e)	5,000	4,990
Quad/Graphics, Inc. Tranche B, term loan 4% 7/26/18 (e)	11,188	11,160
Thomson Learning Tranche B, term loan 2.71% 7/5/14 (e)	37,665	29,379
Tribune Co. term loan 4% 12/31/19 (e)	12,000	12,120
		109,810
Restaurants - 0.9%
Burger King Corp. Tranche B, term loan 3.75% 9/28/19 (e)	33,561	34,022
DineEquity, Inc. Tranche B 1LN, term loan 5.25% 10/19/17 (e)	6,533	6,598
Dunkin Brands, Inc. Tranche B 2LN, term loan 4% 11/23/17 (e)	37,080	37,173
Focus Brands, Inc. Tranche B 1LN, term loan 6.2668% 2/21/18 (e)	5,421	5,496
Landry's Restaurants, Inc. Tranche B, term loan 6.5% 4/24/18 (e)	7,940	8,031
NPC International, Inc. Tranche B, term loan 4.5% 12/28/18 (e)	4,963	5,013
Wok Acquisition Corp. Tranche B, term loan 5.25% 6/22/19 (e)	1,995	2,022
		98,355
Services - 3.4%
Allied Security Holdings LLC Tranche B 1LN, term loan 5.25% 2/4/17 (e)	7,369	7,461
ARAMARK Corp.:
Credit-Linked Deposit 2.0847% 1/26/14 (e)	2,528	2,515
Credit-Linked Deposit 3.4587% 7/26/16 (e)	3,579	3,605
Tranche B, term loan 3.4517% 7/26/16 (e)	54,415	54,823
Tranche C, term loan 3.5232% 7/26/16 (e)	73,455	74,006
3.4643% 7/26/16 (e)	4,666	4,701
Brickman Group Holdings, Inc. Tranche B 1LN, term loan 5.5% 10/14/16 (e)	4,000	4,040
Bright Horizons Family Solutions, Inc. Tranche B, term loan 5.25% 1/18/20 (e)	20,620	20,800
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Services - continued
Hertz Corp. Tranche B, term loan:
3.75% 3/11/18 (e)	$ 38,313	$ 38,696
3.75% 3/11/18 (e)	20,918	21,127
Interactive Data Corp. Tranche B, term loan 4.5% 2/11/18 (e)	32,650	32,650
KAR Auction Services, Inc. Tranche B, term loan 5% 5/19/17 (e)	13,790	13,928
Laureate Education, Inc. Tranche B, term loan 5.25% 6/16/18 (e)	5,000	5,038
Sedgwick CMS Holdings, Inc. Tranche B 1LN, term loan 5% 12/31/16 (e)	2,644	2,654
ServiceMaster Co.:
term loan 2.71% 7/24/14 (e)	39,447	39,447
Tranche B2, term loan 4.46% 1/31/17 (e)	21,885	21,885
Tranche DD, term loan 2.7% 7/24/14 (e)	3,096	3,096
SymphonyIRI Group, Inc. Tranche B, term loan 5% 12/1/17 (e)	10,828	10,855
The Geo Group, Inc.:
Tranche A 2LN, term loan 2.9896% 8/4/15 (e)	1,825	1,830
Tranche A 3LN, term loan 2.9517% 8/4/15 (e)	2,000	2,005
Tranche B, term loan 3.75% 8/4/16 (e)	6,354	6,401
West Corp. Tranche B 6LN, term loan 5.75% 6/30/18 (e)	6,464	6,585
		378,148
Shipping - 0.2%
Ozburn Hessey Holding Co. LLC Tranche 2LN, term loan 11.5% 10/8/16 (e)	667	627
Swift Transportation Co. LLC Tranche B 2LN, term loan 5% 12/21/17 (e)	15,984	16,084
		16,711
Steel - 0.1%
FR Acquisition Holding Corp. Ltd. Tranche B, term loan 5.5% 6/30/17 (e)	4,000	4,040
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (e)	2,970	3,011
		7,051
Super Retail - 3.1%
Academy Ltd. Tranche B, term loan 4.75% 8/3/18 (e)	31,302	31,654
Bass Pro Group LLC Tranche B, term loan 4% 11/20/19 (e)	19,000	19,238
BJ's Wholesale Club, Inc.:
Tranche 1LN, term loan 5.75% 9/26/19 (e)	28,374	28,906
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Super Retail - continued
BJ's Wholesale Club, Inc.: - continued
Tranche 2LN, term loan 9.75% 3/26/20 (e)	$ 7,000	$ 7,280
Dollar General Corp.:
Tranche B1, term loan 2.9517% 7/6/14 (e)	26,244	26,310
Tranche B2, term loan 2.9517% 7/6/14 (e)	4,000	4,000
Tranche C, term loan 2.9517% 7/6/17 (e)	10,000	9,988
Evergreen Acquisition Co. Tranche C, term loan 5% 7/20/19 (e)	1,985	2,005
Gymboree Corp. term loan 5% 2/23/18 (e)	4,393	4,283
J. Crew Group, Inc. Tranche B, term loan 4.5% 3/7/18 (e)	43,073	43,073
Michaels Stores, Inc. Tranche B, term loan 3.75% 1/28/20 (e)	23,060	23,233
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (e)	6,000	6,030
Party City Corp. Tranche B, term loan 5.75% 7/27/19 (e)	15,960	16,199
PETCO Animal Supplies, Inc. term loan 4.5% 11/24/17 (e)	40,774	40,876
Pilot Travel Centers LLC:
Tranche B 2LN, term loan 4.25% 8/7/19 (e)	15,960	16,199
Tranche B, term loan 3.75% 3/30/18 (e)	1,938	1,967
Serta Simmons Holdings, LLC Tranche B, term loan 5% 10/1/19 (e)	13,000	13,146
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (e)	7,880	7,939
Toys 'R' Us, Inc.:
term loan 6% 9/1/16 (e)	16,583	16,500
Tranche B2, term loan 5.25% 5/25/18 (e)	8,865	8,643
Wesco Distribution, Inc. Tranche B, term loan 4.5% 12/12/19 (e)	18,000	18,180
		345,649
Technology - 7.1%
Avaya, Inc.:
term loan 3.0615% 10/27/14 (e)	49,298	49,051
Tranche B 3LN, term loan 4.8115% 10/26/17 (e)	23,533	22,063
CDW Corp. Tranche B, term loan:
3.7057% 10/10/14 (e)	11,655	11,728
4% 7/15/17 (e)	17,173	17,302
Ceridian Corp. Tranche B, term loan 5.9557% 5/10/17 (e)	2,000	2,025
Datatel, Inc. Tranche B, term loan 6.25% 7/19/18 (e)	13,569	13,637
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Fibertech Networks, LLC Tranche B, term loan 5.75% 12/18/19 (e)	$ 6,000	$ 6,075
First Data Corp.:
term loan 4.2047% 3/24/18 (e)	53,079	52,548
Tranche 1LN, term loan 5.2047% 9/24/18 (e)	42,410	42,463
Tranche B1, term loan 2.9547% 9/24/14 (e)	4,239	4,239
Tranche B2, term loan 2.9547% 9/24/14 (e)	399	399
Tranche B3, term loan 2.9547% 9/24/14 (e)	1,262	1,262
Tranche D, term loan 5.2047% 3/24/17 (e)	73,529	73,529
Flextronics International Ltd.:
Tranche B A1, term loan 2.4517% 10/1/14 (e)	874	879
Tranche B A2, term loan 2.4517% 10/1/14 (e)	1,346	1,352
Tranche B A3, term loan 2.4517% 10/1/14 (e)	1,570	1,578
Tranche B-A, term loan 2.4517% 10/1/14 (e)	3,043	3,058
Freescale Semiconductor, Inc. term loan 4.4597% 12/1/16 (e)	103,054	103,054
Generac Power Systems, Inc. Tranche B, term loan 6.25% 5/30/18 (e)	3,980	4,060
Genpact Ltd. Tranche B, term loan 4.25% 8/30/19 (e)	13,965	14,105
Kronos, Inc. Tranche B 1LN, term loan 5.5% 10/30/19 (e)	22,000	22,358
Lawson Software, Inc.:
Tranche B 1LN, term loan 5.75% 10/5/16 (e)	2,663	2,696
Tranche B 2LN, term loan 5.25% 4/5/18 (e)	13,970	14,128
NXP BV:
Tranche A 1LN, term loan 4.5% 3/4/17 (e)	77,568	78,925
Tranche A 2LN, term loan 5.5% 3/4/17 (e)	29,640	30,270
Tranche A6, term loan 5.25% 3/19/19 (e)	9,925	10,074
Tranche C, term loan 4.75% 1/11/20 (e)	25,000	25,438
Reynolds & Reynolds Co. Tranche B, term loan 3.75% 4/21/18 (e)	18,099	18,235
Rovi Corp. Tranche A, term loan 2.71% 2/7/16 (e)	5,796	5,796
Sensata Technologies BV Tranche B, term loan 3.75% 5/12/18 (e)	46,522	46,987
Spansion, Inc. Tranche B, term loan 5.25% 12/13/18 (e)	7,979	8,019
SunGard Data Systems, Inc.:
term loan 3.8592% 2/28/16 (e)	21,124	21,414
Tranche C, term loan 3.9577% 2/28/17 (e)	61,540	62,463
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
SunGard Data Systems, Inc.: - continued
Tranche D, term loan 4.5% 12/17/19 (e)	$ 17,165	$ 17,422
Syniverse Holdings, Inc. Tranche B, term loan 5% 4/23/19 (e)	9,950	10,099
		798,731
Telecommunications - 7.0%
Alcatel-Lucent USA, Inc.:
Tranche B, term loan 6.25% 7/23/16 (e)	5,980	6,040
Tranche C, term loan 7.25% 1/23/19 (e)	28,000	28,350
Consolidated Communications, Inc. Tranche B 3LN, term loan 5.25% 12/31/18 (e)	7,000	7,070
Cricket Communications, Inc. Tranche B, term loan 4.75% 10/10/19 (e)	3,000	3,030
Crown Castle Operating Co. Tranche B, term loan 4% 1/31/19 (e)	47,527	47,708
Digicel International Finance Ltd. Tranche D 1LN, term loan 3.8125% 3/31/17 (e)	4,000	3,960
DigitalGlobe, Inc. Tranche B, term loan 3.75% 1/21/20 (e)	9,610	9,706
FairPoint Communications, Inc. term loan 6.4047% 1/24/16 (e)	10,921	10,730
Genesys SA Tranche B, term loan 6.75% 1/31/19 (e)	1,985	1,992
Intelsat Jackson Holdings SA:
term loan 3.2047% 2/1/14 (e)	84,000	83,790
Tranche B, term loan 4.5% 4/2/18 (e)	178,378	180,393
Level 3 Financing, Inc.:
Tranche B 2LN, term loan 4.75% 8/1/19 (e)	12,000	12,106
Tranche B, term loan:
4.75% 2/1/16 (e)	39,900	40,399
5.25% 8/1/19 (e)	10,000	10,100
MetroPCS Wireless, Inc.:
Tranche B 3LN, term loan 4% 3/17/18 (e)	73,447	73,630
Tranche B, term loan 4.071% 11/3/16 (e)	14,270	14,341
Riverbed Technology, Inc. Tranche B, term loan 4% 12/18/19 (e)	13,000	13,163
RP Crown Parent, LLC Tranche 1LN, term loan 6.75% 12/21/18 (e)	10,000	10,150
SBA Senior Finance II, LLC term loan 3.75% 9/28/19 (e)	15,545	15,662
Telesat Holding, Inc. Tranche B, term loan 4.25% 3/28/19 (e)	64,682	65,248
Time Warner Telecom, Inc. Tranche B, term loan 3.46% 12/30/16 (e)	4,719	4,767
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Vodafone Americas Finance 2, Inc.:
term loan 6.875% 8/11/15	$ 44,301	$ 45,187
Tranche 2LN, term loan 6.25% 6/24/16 pay-in-kind	48,469	49,802
Windstream Corp.:
Tranche B 3LN, term loan 4% 8/8/19 (e)	11,940	12,015
Tranche B 4LN, term loan 3.5% 1/23/20 (e)	35,000	35,219
		784,558
Textiles & Apparel - 1.0%
Levi Strauss & Co. term loan 2.4577% 4/4/14 (e)	3,000	3,004
Phillips-Van Heusen Corp.:
term loan 2.6207% 1/31/16 (e)	6,125	6,110
Tranche B, term loan:
3.25% 12/13/19 (e)	68,000	68,425
3.5% 5/6/16 (e)	20,676	20,625
Renfro Corp. Tranche B, term loan 5.75% 1/22/19 (e)	4,000	4,050
Warnaco, Inc. Tranche B, term loan 3.75% 6/17/18 (e)	13,790	13,756
		115,970
TOTAL FLOATING RATE LOANS (Cost $8,619,116)		8,741,335
Nonconvertible Bonds - 12.1%

Air Transportation - 0.2%
Aviation Capital Group Corp. 4.625% 1/31/18 (c)	5,000	5,066
Continental Airlines, Inc.:
3.4355% 6/2/13 (e)	6,641	6,641
6.125% 4/29/18 (c)	3,000	2,985
9.25% 5/10/17	2,175	2,425
U.S. Airways pass-thru certificates Series 2012-2 Class A, 4.625% 12/3/26	4,000	4,140
United Air Lines, Inc. 9.875% 8/1/13 (c)	3,793	3,793
		25,050
Automotive - 0.6%
Delphi Corp. 5.875% 5/15/19	18,610	20,028
General Motors Acceptance Corp. 2.5105% 12/1/14 (e)	40,000	40,310
General Motors Financial Co., Inc. 4.75% 8/15/17 (c)	4,000	4,180
Lear Corp. 4.75% 1/15/23 (c)	5,000	4,963
		69,481
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Banks & Thrifts - 1.2%
Ally Financial, Inc.:
3.125% 1/15/16	$ 4,000	$ 4,040
3.51% 2/11/14 (e)	52,000	52,780
4.625% 6/26/15	4,000	4,201
Bank of America Corp. 1.7215% 1/30/14 (e)	3,250	3,281
GMAC LLC 2.5105% 12/1/14 (e)	70,187	70,538
Regions Financial Corp. 5.75% 6/15/15	3,000	3,263
		138,103
Broadcasting - 0.3%
AMC Networks, Inc. 4.75% 12/15/22	6,600	6,600
Clear Channel Communications, Inc. 9% 12/15/19 (c)	8,677	8,200
Sirius XM Radio, Inc. 5.25% 8/15/22 (c)	5,000	5,088
Starz LLC/Starz Finance Corp. 5% 9/15/19 (c)	6,000	6,165
Univision Communications, Inc. 6.75% 9/15/22 (c)	9,000	9,405
		35,458
Building Materials - 0.2%
HD Supply, Inc. 7.5% 7/15/20 (c)	15,000	14,888
Nortek, Inc. 8.5% 4/15/21 (c)	5,000	5,650
		20,538
Cable TV - 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.125% 2/15/23	17,065	16,830
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (c)	10,815	11,248
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (c)	7,000	7,228
Virgin Media Finance PLC 4.875% 2/15/22	7,000	6,983
		42,289
Capital Goods - 0.0%
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (c)	3,000	3,150
Chemicals - 0.2%
Axiall Corp.:
4.875% 5/15/23 (c)(d)	3,450	3,472
9% 1/15/17 (c)	3,602	4,025
Celanese U.S. Holdings LLC 4.625% 11/15/22	11,520	11,750
LyondellBasell Industries NV 6% 11/15/21	2,980	3,513
Nufarm Australia Ltd. 6.375% 10/15/19 (c)	3,585	3,791
		26,551
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Consumer Products - 0.1%
Libbey Glass, Inc. 6.875% 5/15/20	$ 4,000	$ 4,330
Reddy Ice Corp. 11.25% 3/15/15	2,000	2,080
Spectrum Brands Escrow Corp. 6.375% 11/15/20 (c)	3,070	3,247
Spectrum Brands Holdings, Inc. 9.5% 6/15/18	4,000	4,525
		14,182
Containers - 1.4%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (c)	5,439	5,983
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc. 7.375% 10/15/17 (c)	10,736	11,810
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 4.875% 11/15/22 (c)	2,490	2,490
Berry Plastics Corp.:
5.054% 2/15/15 (e)	60,000	60,078
8.25% 11/15/15	4,000	4,180
Crown Americas LLC/Capital Corp. II 7.625% 5/15/17	6,645	7,035
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	58,325	59,929
7.125% 4/15/19	5,000	5,338
		156,843
Diversified Financial Services - 1.3%
CIT Group, Inc.:
4.75% 2/15/15 (c)	14,000	14,700
5% 5/15/17	7,000	7,473
5.25% 4/1/14 (c)	45,000	46,913
International Lease Finance Corp.:
4.875% 4/1/15	4,000	4,175
5.625% 9/20/13	12,000	12,285
5.875% 5/1/13	21,405	21,544
6.25% 5/15/19	10,000	11,050
6.375% 3/25/13	13,000	13,081
SLM Corp.:
0.601% 1/27/14 (e)	14,000	13,886
4.625% 9/25/17	2,000	2,075
		147,182
Diversified Media - 0.2%
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22 (c)	5,130	5,412
6.5% 11/15/22 (c)	13,870	14,772
		20,184
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - 0.8%
Calpine Construction Finance Co. LP 8% 6/1/16 (c)	$ 4,000	$ 4,230
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	5,000	5,750
10% 12/1/20 (c)	54,320	62,196
11.75% 3/1/22 (c)	11,000	12,526
NRG Energy, Inc. 6.625% 3/15/23 (c)	4,000	4,280
The AES Corp. 7.75% 3/1/14	3,000	3,173
		92,155
Energy - 0.4%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	7,000	7,000
Antero Resources Finance Corp. 6% 12/1/20 (c)	995	1,020
Atlas Pipeline Escrow LLC 6.625% 10/1/20 (c)	3,000	3,150
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
5.875% 8/1/23 (c)(d)	3,000	3,000
6.625% 10/1/20 (c)	2,645	2,777
Continental Resources, Inc. 7.125% 4/1/21	2,000	2,260
Drill Rigs Holdings, Inc. 6.5% 10/1/17 (c)	5,000	4,975
LINN Energy LLC/LINN Energy Finance Corp. 6.25% 11/1/19 (c)	5,000	4,988
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20 (c)	4,000	4,200
Oil States International, Inc. 5.125% 1/15/23 (c)	5,000	5,063
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22	6,000	6,570
		45,003
Entertainment/Film - 0.1%
Cinemark USA, Inc. 5.125% 12/15/22 (c)	3,185	3,225
Regal Entertainment Group 5.75% 2/1/25	3,090	3,082
		6,307
Environmental - 0.1%
Clean Harbors, Inc. 5.25% 8/1/20	4,000	4,180
Food & Drug Retail - 0.0%
ESAL GmbH 6.25% 2/5/23 (c)	4,000	3,885
Gaming - 0.1%
Ameristar Casinos, Inc. 7.5% 4/15/21	3,000	3,263
MCE Finance Ltd. 5% 2/15/21 (c)	10,000	10,000
		13,263
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Healthcare - 0.5%
Community Health Systems, Inc. 5.125% 8/15/18	$ 10,755	$ 11,320
DaVita, Inc. 5.75% 8/15/22	8,235	8,647
Health Management Associates, Inc. 7.375% 1/15/20	3,420	3,728
Tenet Healthcare Corp.:
4.75% 6/1/20 (c)	8,680	8,723
8.875% 7/1/19	16,000	18,160
		50,578
Homebuilders/Real Estate - 0.0%
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23 (c)	4,000	4,080
Leisure - 0.0%
Six Flags Entertainment Corp. 5.25% 1/15/21 (c)	4,000	3,990
Metals/Mining - 0.4%
CONSOL Energy, Inc. 8% 4/1/17	6,475	6,993
FMG Resources (August 2006) Pty Ltd. 7% 11/1/15 (c)	24,705	25,755
New Gold, Inc. 6.25% 11/15/22 (c)	4,415	4,669
Peabody Energy Corp. 6% 11/15/18	5,000	5,282
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (c)	2,270	2,355
		45,054
Paper - 0.1%
AbitibiBowater, Inc. 10.25% 10/15/18	2,400	2,766
Boise Cascade LLC/Boise Cascade Finance Corp. 6.375% 11/1/20 (c)	3,000	3,090
P.H. Glatfelter Co. 5.375% 10/15/20	4,585	4,791
Verso Paper Holdings LLC/Verso Paper, Inc. 11.75% 1/15/19	3,000	2,160
		12,807
Services - 0.4%
ARAMARK Corp. 3.8128% 2/1/15 (e)	15,000	15,019
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 2.81% 5/15/14 (e)	19,000	18,930
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (e)	3,000	3,203
United Rentals North America, Inc. 6.125% 6/15/23	3,000	3,180
		40,332
Shipping - 0.1%
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	8,075	8,035
Steel - 0.0%
Severstal Columbus LLC 10.25% 2/15/18	2,555	2,740
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Super Retail - 0.2%
Dollar General Corp. 4.125% 7/15/17	$ 5,000	$ 5,288
Netflix, Inc. 5.375% 2/1/21 (c)	4,000	3,990
Sally Holdings LLC 5.75% 6/1/22	3,000	3,173
The Bon-Ton Department Stores, Inc. 10.625% 7/15/17 (c)	6,000	5,955
		18,406
Technology - 0.8%
Brocade Communications Systems, Inc. 4.625% 1/15/23 (c)	7,235	7,163
First Data Corp. 6.75% 11/1/20 (c)	39,130	40,304
IAC/InterActiveCorp 4.75% 12/15/22 (c)	5,000	4,963
NCR Corp. 5% 7/15/22 (c)	4,000	4,020
NXP BV/NXP Funding LLC:
3.054% 10/15/13 (e)	14,255	14,255
5.75% 2/15/21 (c)(d)	14,760	14,760
		85,465
Telecommunications - 2.0%
Altice Financing SA 7.875% 12/15/19 (c)	4,000	4,300
DigitalGlobe, Inc. 5.25% 2/1/21 (c)	3,905	3,895
Intelsat Jackson Holdings SA 6.625% 12/15/22 (c)	20,000	20,350
iPCS, Inc.:
2.4378% 5/1/13 (e)	72,852	72,670
3.7159% 5/1/14 pay-in-kind (e)	69,150	69,150
Qwest Corp. 3.558% 6/15/13 (e)	11,000	11,067
Sprint Capital Corp.:
6.875% 11/15/28	4,000	4,040
6.9% 5/1/19	5,000	5,438
Sprint Nextel Corp.:
6% 11/15/22	30,000	30,075
9% 11/15/18 (c)	3,000	3,713
Telesat Canada/Telesat LLC 6% 5/15/17 (c)	3,000	3,150
		227,848
TOTAL NONCONVERTIBLE BONDS (Cost $1,315,120)		1,363,139
Common Stocks - 0.2%
	Shares	Value (000s)
Broadcasting - 0.0%
Cumulus Media, Inc. Class A (a)	229,315	$ 745
ION Media Networks, Inc. (a)	2,842	1,648
		2,393
Chemicals - 0.2%
LyondellBasell Industries NV Class A	245,834	15,591
Diversified Financial Services - 0.0%
Newhall Holding Co. LLC Class A (a)	289,870	551
Electric Utilities - 0.0%
Calpine Corp. (a)	20,715	409
Entertainment/Film - 0.0%
Metro-Goldwyn-Mayer, Inc. (a)	71,585	2,158
Hotels - 0.0%
Tropicana Las Vegas Hotel & Casino, Inc. Class A	48,650	1,952
Paper - 0.0%
White Birch Cayman Holdings Ltd.	12,750	0
Publishing/Printing - 0.0%
HMH Holdings, Inc. warrants 6/22/19 (a)(f)	13,699	103
Telecommunications - 0.0%
FairPoint Communications, Inc. (a)	34,287	317
TOTAL COMMON STOCKS (Cost $17,001)		23,474
Other - 0.0%

Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	1,888,944	0
Money Market Funds - 12.8%

Fidelity Cash Central Fund, 0.16% (b) (Cost $1,442,506)	1,442,505,714	1,442,506
Cash Equivalents - 0.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.14%, dated 1/31/13 due 2/1/13 (Collateralized by U.S. Treasury Obligations) # (Cost $15,437)	$ 15,437	$ 15,437
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $11,409,180)		11,585,891
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(320,894)
NET ASSETS - 100%		$ 11,264,997
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $507,364,000 or 4.5% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $103,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
HMH Holdings, Inc. warrants 6/22/19	6/22/12	$ 26

(g) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$15,437,000 due 2/01/13 at 0.14%
Barclays Capital, Inc.	$ 7,205
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,238
UBS Securities LLC	5,994
$ 15,437
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 618
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,606	$ 745	$ -	$ 5,861
Financials	551	-	-	551
Materials	15,591	15,591	-	-
Telecommunication Services	317	317	-	-
Utilities	409	409	-	-
Floating Rate Loans	8,741,335	-	8,735,204	6,131
Corporate Bonds	1,363,139	-	1,363,139	-
Other	-	-	-	-
Money Market Funds	1,442,506	1,442,506	-	-
Cash Equivalents	15,437	-	15,437	-
Total Investments in Securities:	$ 11,585,891	$ 1,459,568	$ 10,113,780	$ 12,543
Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $11,322,816,000. Net unrealized appreciation aggregated $263,075,000, of which $285,370,000 related to appreciated investment securities and $22,295,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and floating rate loans, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Floating Rate
High Income Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2013

1.813066.108

AFR-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (g) - 77.6%
	Principal Amount (000s)	Value (000s)
Aerospace - 1.2%
Aeroflex, Inc. Tranche B, term loan 5.75% 5/9/18 (e)	$ 1,864	$ 1,892
Hamilton Sundstrand Corp. Tranche B, term loan 5% 12/13/19 (e)	15,000	15,188
Sequa Corp. Tranche B, term loan 5.25% 6/19/17 (e)	12,000	12,180
Spirit Aerosystems, Inc. Tranche B, term loan 3.75% 4/18/19 (e)	7,925	7,975
TransDigm Group, Inc. Tranche B2, term loan 4% 2/14/17 (e)	26,807	27,075
TransDigm, Inc. Tranche B, term loan 4% 2/14/17 (e)	74,656	75,309
		139,619
Air Transportation - 0.5%
Delta Air Lines, Inc. Tranche B 1LN, term loan 5.25% 10/18/18 (e)	4,000	4,065
Northwest Airlines Corp. Tranche B, term loan 3.81% 12/22/13 (e)	1,946	1,926
United Air Lines, Inc. Tranche B, term loan 2.25% 2/1/14 (e)	13,474	13,457
US Airways Group, Inc. term loan 2.7017% 3/23/14 (e)	34,889	34,758
		54,206
Automotive - 2.7%
Allison Transmission, Inc.:
term loan 2.71% 8/7/14 (e)	4,822	4,822
Tranche B 2LN, term loan 3.71% 8/7/17 (e)	19,815	19,914
Tranche B 3LN, term loan 4.25% 8/23/19 (e)	20,903	21,112
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (e)	60,540	61,751
Delphi Corp.:
Tranche A, term loan 2.25% 3/31/16 (e)	31,671	31,750
Tranche B, term loan 3.5% 3/31/17 (e)	58,971	59,413
Federal-Mogul Corp.:
Tranche B, term loan 2.1464% 12/27/14 (e)	35,176	33,329
Tranche C, term loan 2.1386% 12/27/15 (e)	17,947	17,005
Schaeffler AG Tranche C2, term loan 6% 1/27/17 (e)	20,000	20,100
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 4.75% 4/30/19 (e)	37,000	37,416
		306,612
Broadcasting - 4.1%
Clear Channel Capital I LLC Tranche B, term loan 3.8517% 1/29/16 (e)	28,957	25,011
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - continued
Clear Channel Communications, Inc. Tranche A, term loan 3.6017% 7/30/14 (e)	$ 24,601	$ 24,355
Cumulus Media Holdings, Inc. Tranche 1LN, term loan 4.5% 9/16/18 (e)	9,975	9,975
FoxCo Acquisition Sub, LLC Tranche B, term loan 5.5% 7/14/17 (e)	6,983	7,070
Gray Television, Inc. Tranche B, term loan 4.75% 10/11/19 (e)	2,892	2,932
Media Holdco, LP Tranche B, term loan 7.25% 7/23/18 (e)	5,000	4,950
NEP/NCP Holdco, Inc.:
Tranche 2LN, term loan 9.5% 7/22/20 (e)	5,000	5,175
Tranche B 1LN, term loan 5.25% 1/22/20 (e)	11,205	11,401
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Tranche B, term loan 4.5% 12/3/19 (e)	2,500	2,525
Nine Entertainment (DELAWARE) Tranche B, term loan 3.5% 1/28/20 (e)	12,000	12,090
Raycom Media, Inc. Tranche B, term loan 4.25% 5/31/17 (e)	4,925	4,913
Sinclair Television Group, Inc. Tranche B, term loan 4% 10/29/16 (e)	4,794	4,812
TWCC Holding Corp. Tranche B, term loan 4.25% 2/11/17 (e)	53,081	53,745
Univision Communications, Inc.:
term loan 4.4517% 3/31/17 (e)	95,700	96,059
Tranche 1LN, term loan 2.2017% 9/29/14 (e)	28,979	29,033
VNU, Inc.:
term loan 2.2077% 8/9/13 (e)	11,981	11,996
Tranche B, term loan 3.9577% 5/1/16 (e)	52,813	53,209
Tranche C, term loan 3.4577% 5/1/16 (e)	105,968	106,630
		465,881
Building Materials - 0.9%
Armstrong World Industries, Inc. Tranche B, term loan 4% 3/10/18 (e)	24,022	24,294
HD Supply, Inc. Tranche B 1LN, term loan 7.25% 10/12/17 (e)	26,877	27,584
Nortek, Inc. Tranche B, term loan 5.2581% 4/26/17 (e)	3,103	3,126
Pinafore LLC Tranche B 2LN, term loan 3.75% 9/21/16 (e)	43,268	43,647
Unifrax I LLC Tranche B, term loan 4.25% 11/20/18 (e)	6,000	5,970
		104,621
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Cable TV - 5.1%
Atlantic Broadband Holdings I, LLC Tranche B, term loan 4.5% 11/30/19 (e)	$ 13,406	$ 13,574
Bragg Communications, Inc. Tranche B, term loan 4% 2/28/18 (e)	10,421	10,499
Bresnan Broadband Holdings LLC Tranche B, term loan 4.5% 12/14/17 (e)	34,299	34,642
CCO Holdings, LLC Tranche 3LN, term loan 2.7017% 9/6/14 (e)	69,097	69,097
Cequel Communications LLC Tranche B, term loan 4% 2/14/19 (e)	94,310	95,017
Charter Communications Operating LLC:
Tranche C, term loan 3.46% 9/6/16 (e)	93,687	94,511
Tranche D, term loan 4% 4/11/19 (e)	46,159	46,736
CSC Holdings, Inc.:
Tranche B 3LN, term loan 3.2017% 3/29/16 (e)	72,061	72,335
Tranche B2, term loan 3.4517% 3/29/16 (e)	17,024	17,109
Kabel Deutschland GmbH Tranche F, term loan 4.25% 2/1/19 (e)	8,000	7,990
Mediacom Broadband LLC Tranche F, term loan 4.5% 10/23/17 (e)	16,555	16,597
Mediacom LLC Tranche E, term loan 4.5% 10/23/17 (e)	2,895	2,917
RCN Telecom Services, LLC Tranche B, term loan 5.25% 8/26/16 (e)	9,474	9,604
UPC Broadband Holding BV:
Tranche AF, term loan 4% 1/31/21 (e)	16,000	16,160
Tranche T, term loan 3.7097% 12/31/16 (e)	11,448	11,534
Tranche X, term loan 3.7097% 12/31/17 (e)	21,942	22,107
WaveDivision Holdings LLC Tranche B, term loan 5.5% 8/9/19 (e)	6,000	6,047
WideOpenWest Finance LLC Tranche B, term loan 6.25% 7/17/18 (e)	16,925	17,094
Zayo Group LLC Tranche B, term loan 5.25% 7/2/19 (e)	6,982	7,052
		570,622
Capital Goods - 0.4%
Alliance Laundry Systems LLC Tranche B 1LN, term loan 5.5% 12/10/18 (e)	4,000	4,060
Apex Tool Group, LLC Tranche B, term loan 4.5% 1/18/20 (e)	16,000	16,160
Rexnord LLC Tranche B 1LN, term loan 4.5% 4/1/18 (e)	15,960	16,219
SRAM LLC. Tranche B 1LN, term loan 4.7566% 6/7/18 (e)	5,181	5,220
		41,659
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Chemicals - 2.9%
Arizona Chemical Tranche B, term loan 7.25% 12/22/17 (e)	$ 5,497	$ 5,586
Ascend Performance Materials Operation LLC Tranche B, term loan 6.75% 4/10/18 (e)	3,970	4,000
Ashland, Inc. Tranche B, term loan 3.75% 8/23/18 (e)	30,988	31,376
Celanese Holdings LLC:
Revolving Credit-Linked Deposit 1.7084% 4/2/14 (e)	51,781	51,651
Tranche C, term loan 3.058% 10/31/16 (e)	22,096	22,317
Chemtura Corp. term loan 5.5% 8/27/16 (e)	28,000	28,280
Emerald Performance Materials, LLC Tranche B, term loan 6.75% 5/11/18 (e)	2,985	3,007
General Chemical Corp. Tranche B, term loan 5.0018% 10/6/15 (e)	3,310	3,326
Huntsman International LLC Tranche B, term loan:
1.755% 4/19/14 (e)	22,712	22,598
2.7485% 4/19/17 (e)	4,900	4,900
INEOS U.S. Finance LLC term loan:
5.5% 4/27/15 (e)	6,948	7,104
6.5% 4/27/18 (e)	30,768	31,460
Kronos Worldwide, Inc. term loan 5.75% 6/13/18 (e)	3,900	3,978
Millennium America/Millennium Inorganic Chemicals Ltd.:
Tranche 1LN, term loan 2.561% 5/15/14 (e)	1,756	1,756
Tranche 2LN, term loan 6.061% 11/18/14 (e)	3,000	3,004
PL Propylene LLC Tranche B, term loan 7% 3/27/17 (e)	9,915	10,113
Rockwood Specialties Group, Inc. Tranche B, term loan 3.5% 2/10/18 (e)	14,725	14,836
Taminco Global Chemical Corp. Tranche B 2LN, term loan 4.25% 2/15/19 (e)	6,814	6,871
Tronox, Inc.:
Tranche B, term loan 4.25% 2/8/18 (e)	15,454	15,589
Tranche DD, term loan 4.25% 8/8/18 (e)	4,215	4,252
U.S. Coatings Acquisition, Inc. Tranche B, term loan 4.75% 1/14/20 (e)	55,000	55,619
		331,623
Consumer Products - 1.4%
ACCO Brands Corp. Tranche B, term loan 4.25% 3/7/19 (e)	7,261	7,361
Bombardier Recreational Products, Inc. Tranche B, term loan 5% 1/23/19 (e)	5,000	5,063
Calceus Acquisition, Inc. Tranche B, term loan 5.75% 1/26/20 (e)	4,000	4,040
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Consumer Products - continued
Jarden Corp. Tranche B, term loan 3.2017% 3/31/18 (e)	$ 33,936	$ 34,148
NBTY, Inc. Tranche B 1LN, term loan 4.25% 10/1/17 (e)	14,179	14,179
Prestige Brands, Inc. Tranche B, term loan 5.25% 1/31/19 (e)	15,417	15,494
Revlon Consumer Products Corp. term loan 4.75% 11/19/17 (e)	15,760	15,878
Spectrum Brands Holdings, Inc. Tranche B, term loan 4.5% 11/1/19 (e)	12,385	12,571
Tempur-Pedic International Inc. Tranche B, term loan 5% 11/20/19 (e)	14,000	14,175
Weight Watchers International, Inc. Tranche F, term loan 4% 3/15/19	14,888	15,111
Wilsonart LLC Tranche B, term loan 5.5% 10/31/19 (e)	14,000	14,193
Yankee Candle Co., Inc. Tranche B, term loan 5.25% 4/2/19 (e)	3,610	3,637
		155,850
Containers - 1.4%
Berry Plastics Holding Corp. Tranche C, term loan 2.2017% 4/3/15 (e)	4,726	4,726
BWAY Holding Co. Tranche B, term loan 4.5% 8/31/17 (e)	15,340	15,532
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (e)	10,973	11,082
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4.75% 9/28/18 (e)	98,753	100,357
Sealed Air Corp. Tranche B, term loan 4% 10/3/18 (e)	20,439	20,745
Tricorbraun, Inc. Tranche B, term loan 5.5% 4/30/18 (e)	3,980	4,020
		156,462
Diversified Financial Services - 1.9%
Clipper Acquisitons Corp. Tranche B, term loan 4% 12/13/19 (e)	3,000	3,045
Delos Aircraft, Inc. Tranche T 2LN, term loan 4.75% 4/12/16 (e)	29,440	29,552
Fly Funding II Sarl Tranche B, term loan 5.75% 8/9/18 (e)	15,900	16,099
Flying Fortress, Inc. Tranche 3, term loan 5% 6/30/17 (e)	35,000	35,133
HarbourVest Partners LLC Tranche B, term loan 4.75% 11/21/17 (e)	4,804	4,804
Klockner Pentaplast SA Tranche B 1LN, term loan 5.75% 12/21/16 (e)	3,789	3,855
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Diversified Financial Services - continued
LPL Holdings, Inc. Tranche B, term loan 4% 3/29/19 (e)	$ 13,895	$ 13,999
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 1/23/18 (e)	30,925	31,312
Residential Capital LLC Tranche A 1LN, term loan 5% 12/1/13 (e)	11,000	11,000
Sheridan Investment Partners I, LLC Tranche B 2LN, term loan 5% 10/1/19 (e)	8,978	9,090
TransUnion LLC Tranche B, term loan 5.5% 2/10/18 (e)	30,957	31,344
Vantiv LLC Tranche B, term loan 3.75% 3/27/19 (e)	20,063	20,063
		209,296
Diversified Media - 0.1%
Advanstar Communications, Inc. Tranche 1LN, term loan 2.57% 5/31/14 (e)	1,953	1,758
Lamar Media Corp. Tranche B, term loan 4% 12/31/16 (e)	978	985
WMG Acquisition Corp. Tranche B, term loan 5.25% 11/1/18 (e)	11,050	11,188
		13,931
Electric Utilities - 4.5%
Calpine Corp.:
Tranche B 2LN, term loan 4.5% 4/1/18 (e)	8,865	8,909
Tranche B 3LN, term loan 4.5% 10/9/19 (e)	24,938	25,062
Tranche B, term loan 4.5% 4/1/18 (e)	104,351	104,873
Covanta Energy Corp. Tranche B, term loan 4% 3/28/19 (e)	15,905	16,104
Dynegy, Inc.:
(Coal) Tranche B, term loan 9.25% 8/5/16 (e)	9,085	9,381
(Gas) Tranche B, term loan 9.25% 8/5/16 (e)	30,743	31,819
EquiPower Resources Holdings LLC:
Tranche 2LN, term loan 10% 6/21/19 (e)	795	811
Tranche B 1LN, term loan 5.5% 12/21/18 (e)	15,843	16,120
Essential Power LLC Tranche B, term loan 5.5% 8/8/19 (e)	4,811	4,859
NRG Energy, Inc. Tranche B, term loan 4% 7/1/18 (e)	82,795	83,209
NSG Holdings LLC Tranche B, term loan 4.75% 12/11/19 (e)	3,000	3,045
Tempus Public Foundation Generation Holdings LLC:
Credit-Linked Deposit 2.311% 12/15/13 (e)	983	981
Tranche 2LN, term loan 4.561% 12/15/14 (e)	24,657	24,627
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan:
3.7423% 10/10/14 (e)	$ 81,117	$ 61,547
4.7423% 10/10/17 (e)	69,252	45,793
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (e)	62,178	62,881
Windsor Financing, LLC Tranche B, term loan 6.25% 12/5/17 (e)	2,991	3,080
		503,101
Energy - 1.7%
Alon USA Partners LP term loan 9.25% 11/13/18 (e)	8,889	9,089
CCS, Inc. Tranche B, term loan 3.2077% 11/14/14 (e)	12,824	12,760
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (e)	45,000	46,071
Citgo Petroleum Corp. Tranche B, term loan 8% 6/24/15 (e)	911	924
Energy Transfer Equity LP Tranche B, term loan 3.75% 3/23/17 (e)	36,000	36,315
EP Energy LLC term loan 4.5% 4/30/19 (e)	4,000	4,030
Everest Acquisition LLC Tranche B 1LN, term loan 5% 4/24/18 (e)	11,000	11,124
LSP Madison Funding LLC Tranche 1LN, term loan 4.7484% 6/28/19 (e)	5,706	5,720
MEG Energy Corp. Tranche B, term loan 4% 3/18/18 (e)	3,863	3,882
MRC Global, Inc. Tranche B, term loan 6.25% 11/9/19 (e)	26,933	27,235
Panda Sherman Power, LLC term loan 9% 9/14/18 (e)	5,000	5,075
Plains Exploration & Production Co. term loan 4% 10/15/19 (e)	8,000	8,000
Samson Investment Co. Tranche 2LN, term loan 6% 9/25/18 (e)	15,000	15,207
Tallgrass Operations LLC Tranche B, term loan 5.25% 11/13/18 (e)	6,000	6,090
		191,522
Entertainment/Film - 0.5%
Cinemark USA, Inc. Tranche B, term loan 3.21% 12/18/19 (e)	30,000	30,225
Regal Cinemas Corp. Tranche B, term loan 3.235% 8/23/17 (e)	27,918	28,127
		58,352
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Environmental - 0.4%
ADS Waste Holdings, Inc. Tranche B, term loan 5.25% 10/9/19 (e)	$ 31,000	$ 31,310
Progressive Waste Solution Ltd. Tranche B, term loan 3.5% 10/24/19 (e)	12,000	12,136
Synagro Technologies, Inc. Tranche 1LN, term loan 5.308% 3/30/14 (e)	400	378
Tomkins Air Distribution Tranche B 1LN, term loan 5.25% 11/9/18 (e)	4,000	4,055
		47,879
Food & Drug Retail - 0.9%
Fairway Group Acquisition Co. Tranche B, term loan 8.25% 8/17/18 (e)	3,990	4,050
GNC Corp. Tranche B, term loan 3.75% 3/2/18 (e)	48,764	49,190
Rite Aid Corp.:
Tranche 5 LN, term loan 4.5% 3/3/18 (e)	27,532	27,566
Tranche ABL, term loan 1.96% 6/4/14 (e)	19,467	19,419
Roundy's, Inc. Tranche B, term loan 5.75% 2/13/19 (e)	1,953	1,870
Sprouts Farmers Market LLC Tranche B, term loan 6% 4/18/18 (e)	3,970	4,009
		106,104
Food/Beverage/Tobacco - 0.9%
AdvancePierre Foods, Inc. Tranche 2LN, term loan 9.5% 10/10/17 (e)	3,000	3,060
B&G Foods, Inc. Tranche B, term loan 4% 11/30/18 (e)	3,967	4,022
Del Monte Foods Co. Tranche B, term loan 4.5% 3/8/18 (e)	10,134	10,223
Earthbound Holdings III LLC Tranche B, term loan 5.75% 12/21/16 (e)	6,860	6,689
JBS USA LLC Tranche B, term loan 4.25% 5/25/18 (e)	12,845	13,037
Michael Foods, Inc. Tranche B, term loan 4.25% 2/25/18 (e)	19,169	19,481
OSI Restaurant Partners LLC Tranche B, term loan 4.75% 10/26/19 (e)	36,260	36,759
Pinnacle Foods Finance LLC:
term loan 2.7097% 4/4/14 (e)	1,476	1,480
Tranche E, term loan 4.75% 10/17/18 (e)	3,970	4,030
		98,781
Gaming - 2.5%
Affinity Gaming LLC Tranche B, term loan 5.5% 11/9/17 (e)	3,970	4,025
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/14/18 (e)	26,570	26,835
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Gaming - continued
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (e)	$ 7,000	$ 7,245
Greektown Superholdings, Inc. Tranche B 1LN, term loan 12/17/18	6,000	6,030
Harrah's Entertainment, Inc.:
Tranche B 4LN, term loan 9.5% 10/31/16 (e)	3,959	4,028
Tranche B1, term loan 3.2037% 1/28/15 (e)	14,688	14,577
Tranche B2, term loan 3.2037% 1/28/15 (e)	6,890	6,848
Tranche B3, term loan 3.2048% 1/28/15 (e)	12,552	12,457
Las Vegas Sands Corp. term loan 2.76% 11/23/15 (e)	5,859	5,873
Las Vegas Sands LLC:
term loan 1.76% 5/23/14 (e)	6,118	6,141
Tranche B, term loan:
1.76% 5/23/14 (e)	29,958	30,070
2.76% 11/23/16 (e)	20,962	21,041
Tranche I, term loan 2.76% 11/23/16 (e)	4,213	4,229
MGM Mirage Tranche A, term loan 3.309% 12/20/17 (e)	7,000	7,035
MGM Mirage, Inc. Tranche B, term loan 4.25% 12/20/19 (e)	59,185	60,073
Motor City Casino Tranche B, term loan 6% 3/1/17 (e)	4,746	4,793
NP Opco, LLC Tranche B, term loan 5.5% 9/28/19 (e)	14,963	15,206
Penn National Gaming, Inc. Tranche B, term loan 3.75% 7/14/18 (e)	37,667	37,905
Pinnacle Entertainment, Inc. Tranche B, term loan 4% 3/19/19 (e)	9,925	10,024
Station Casinos LLC Tranche B 2LN, term loan 4.2017% 6/16/16 (e)	1,991	1,911
		286,346
Healthcare - 14.8%
Alere, Inc. Tranche B 2LN, term loan 4.75% 6/30/17 (e)	2,978	3,011
Alkermes, Inc. term loan:
4% 9/25/16 (e)	2,963	2,992
4.5% 9/25/19 (e)	5,731	5,809
Assuramed Holding, Inc. Tranche B 1LN, term loan 5.5% 10/24/19 (e)	4,000	4,055
Bausch & Lomb, Inc.:
Tranche B, term loan 5.25% 5/18/19 (e)	73,078	73,900
Tranche DD, term loan 4.75% 6/30/15 (e)	12,000	12,105
Biomet, Inc. term loan:
3.2033% 3/25/15 (e)	1,674	1,674
4.0043% 7/25/17 (e)	38,895	39,237
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Carestream Health, Inc. term loan 5% 2/25/17 (e)	$ 2,946	$ 2,953
Community Health Systems, Inc. term loan 3.8105% 1/25/17 (e)	303,745	306,023
ConvaTec, Inc. term loan 5% 12/22/16 (e)	4,000	4,055
DaVita, Inc.:
Tranche A, term loan 2.71% 10/20/15 (e)	36,675	36,583
Tranche B 2LN, term loan 4% 8/21/19 (e)	77,000	77,578
Tranche B, term loan 4.5% 10/20/16 (e)	85,780	86,852
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (e)	39,017	37,359
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (e)	29,158	29,158
Endo Pharmaceuticals Holdings, Inc. Tranche B, term loan 4% 6/17/18 (e)	13,075	13,140
Fresenius SE & Co. KGaA:
Tranche D 1LN, term loan 3.5% 9/10/14 (e)	37,612	37,706
Tranche D 2LN, term loan 3.5% 9/10/14 (e)	22,620	22,677
Grifols, Inc. Tranche B, term loan 4.25% 6/1/17 (e)	39,505	39,752
Hanger, Inc. Tranche C, term loan 4% 12/1/16 (e)	7,812	7,841
HCA, Inc.:
Tranche A 3LN, term loan 3.4517% 2/2/16 (e)	326,507	327,726
Tranche B 2LN, term loan 3.561% 3/31/17 (e)	131,201	132,028
HCR Healthcare LLC Tranche B, term loan 5% 4/16/18 (e)	6,836	6,631
Health Management Associates, Inc. Tranche B, term loan 4.5% 11/18/18 (e)	39,768	40,166
Hologic, Inc. Tranche B, term loan 4.5% 8/1/19 (e)	18,905	19,165
IASIS Healthcare LLC Tranche B, term loan 5% 5/3/18 (e)	43,377	43,650
IMS Health, Inc. Tranche B, term loan 4.5% 8/26/17 (e)	12,443	12,443
Jaguar Holding Co. II Tranche B, term loan 4.25% 12/5/18 (e)	13,860	13,947
Kinetic Concepts, Inc.:
Tranche C 1LN, term loan 5.5% 5/7/18 (e)	11,970	12,179
Tranche C 2LN, term loan 5% 11/7/17 (e)	1,995	2,000
Par Pharmaceutical Companies, Inc. Tranche B, term loan 5% 9/28/19 (e)	8,978	9,067
Quintiles Transnational Corp.:
Tranche B 1LN, term loan 4.5% 6/8/18 (e)	6,983	6,983
Tranche B, term loan 4.5% 6/8/18 (e)	10,845	10,845
Rural/Metro Corp. Tranche B, term loan 5.75% 6/30/18 (e)	5,860	5,875
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Sheridan Healthcare, Inc.:
Tranche 1LN, term loan 6% 6/29/18 (e)	$ 5,970	$ 6,060
Tranche 2LN, term loan 9% 6/29/19 (e)	3,000	3,030
Skilled Healthcare Group, Inc. term loan 6.75% 4/9/16 (e)	2,944	2,966
Team Health, Inc. Tranche B, term loan 3.75% 6/29/18 (e)	6,895	6,895
United Surgical Partners International, Inc. term loan 6% 4/3/19 (e)	2,993	3,007
Universal Health Services, Inc.:
term loan 3.75% 11/15/16 (e)	47,850	48,389
Tranche A, term loan 2.0549% 11/15/15 (e)	11,086	11,059
Valeant Pharmaceuticals International Tranche B, term loan:
4.25% 2/13/19 (e)	36,730	37,097
4.25% 9/16/19 (e)	26,000	26,260
Vanguard Health Holding Co. II LLC Tranche B, term loan 5% 1/29/16 (e)	25,876	26,070
VWR Funding, Inc. Tranche B, term loan 4.2017% 4/3/17 (e)	12,300	12,362
		1,670,360
Homebuilders/Real Estate - 1.4%
Capital Automotive LP term loan 5.25% 3/11/17 (e)	8,392	8,434
CB Richard Ellis Group, Inc.:
Tranche A, term loan 2.4537% 11/9/15 (e)	6,200	6,185
Tranche B, term loan 3.4537% 11/9/16 (e)	23,819	23,938
CB Richard Ellis Services, Inc.:
Tranche C, term loan 3.4517% 3/4/18 (e)	40,395	40,597
Tranche D, term loan 3.7047% 9/4/19 (e)	22,655	22,768
RE/MAX LLC term loan 5.5% 4/14/16 (e)	3,510	3,510
Realogy Corp.:
Credit-Linked Deposit 3.2087% 10/10/13 (e)	3,194	3,114
Credit-Linked Deposit 4.4587% 10/10/16 (e)	3,533	3,560
term loan 4.4557% 10/10/16 (e)	40,040	40,340
Walter Investment Management Corp. Tranche B, term loan 5.75% 10/28/17 (e)	7,925	8,024
		160,470
Insurance - 0.6%
AmWINS Group, Inc. Tranche B 1LN, term loan 5.75% 6/6/19 (e)	2,000	2,020
Asurion Corp.:
Tranche 1LN, term loan 5.5% 5/24/18 (e)	41,740	42,107
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Insurance - continued
Asurion Corp.: - continued
Tranche 2LN, term loan 9% 5/24/19 (e)	$ 4,013	$ 4,123
CNO Financial Group, Inc.:
Tranche B 1LN, term loan 4.25% 9/28/16 (e)	5,700	5,721
Tranche B 2LN, term loan 5% 9/28/18 (e)	13,412	13,596
		67,567
Leisure - 0.6%
Cedar Fair LP Tranche B, term loan 4% 12/15/17 (e)	16,877	17,046
FGI Operating Co., LLC term loan 5.5% 4/19/19 (e)	3,982	3,947
SeaWorld Parks & Entertainment, Inc. term loan 4% 8/17/17 (e)	36,223	36,451
Six Flags, Inc. Tranche B, term loan 4.0004% 12/20/18 (e)	14,893	15,098
		72,542
Metals/Mining - 2.4%
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 1/25/20 (e)	7,000	7,077
Tranche B 2LN, term loan 8.75% 1/25/21 (e)	3,000	3,041
Arch Coal, Inc. Tranche B, term loan 5.75% 5/16/18 (e)	24,887	25,480
Fairmount Minerals Ltd. Tranche B, term loan 5.25% 3/15/17 (e)	1,323	1,320
Fortescue Metals Group Ltd. Tranche B, term loan 5.25% 10/18/17 (e)	106,740	107,941
Novelis, Inc. Tranche B, term loan 4% 3/10/17 (e)	75,864	76,812
SunCoke Energy, Inc. Tranche B, term loan 4% 7/26/18 (e)	2,260	2,237
Walter Energy, Inc.:
Tranche A, term loan 4.8062% 4/1/16 (e)	2,565	2,578
Tranche B, term loan 5.75% 4/1/18 (e)	46,068	46,299
		272,785
Paper - 0.0%
Bear Island Paper Co. LLC Tranche B 2LN, term loan 12% 9/13/17	226	161
Publishing/Printing - 1.0%
Cengage Learning, Inc. Tranche B, term loan 5.75% 7/5/17 (e)	1,995	1,456
Cenveo Corp. Tranche B, term loan 7% 12/21/16 (e)	4,712	4,730
Dex Media East LLC term loan 2.7437% 10/24/14 (e)	7,804	5,697
Dex Media West LLC/Dex Media West Finance Co. term loan 7% 10/24/14 (e)	1,748	1,355
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Publishing/Printing - continued
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (e)	$ 22,000	$ 22,220
Houghton Mifflin Harcourt Publishing Co. term loan 7.25% 5/22/18 (e)	16,619	16,703
Newsday LLC Tranche A, term loan 3.7017% 10/12/16 (e)	5,000	4,990
Quad/Graphics, Inc. Tranche B, term loan 4% 7/26/18 (e)	11,188	11,160
Thomson Learning Tranche B, term loan 2.71% 7/5/14 (e)	37,665	29,379
Tribune Co. term loan 4% 12/31/19 (e)	12,000	12,120
		109,810
Restaurants - 0.9%
Burger King Corp. Tranche B, term loan 3.75% 9/28/19 (e)	33,561	34,022
DineEquity, Inc. Tranche B 1LN, term loan 5.25% 10/19/17 (e)	6,533	6,598
Dunkin Brands, Inc. Tranche B 2LN, term loan 4% 11/23/17 (e)	37,080	37,173
Focus Brands, Inc. Tranche B 1LN, term loan 6.2668% 2/21/18 (e)	5,421	5,496
Landry's Restaurants, Inc. Tranche B, term loan 6.5% 4/24/18 (e)	7,940	8,031
NPC International, Inc. Tranche B, term loan 4.5% 12/28/18 (e)	4,963	5,013
Wok Acquisition Corp. Tranche B, term loan 5.25% 6/22/19 (e)	1,995	2,022
		98,355
Services - 3.4%
Allied Security Holdings LLC Tranche B 1LN, term loan 5.25% 2/4/17 (e)	7,369	7,461
ARAMARK Corp.:
Credit-Linked Deposit 2.0847% 1/26/14 (e)	2,528	2,515
Credit-Linked Deposit 3.4587% 7/26/16 (e)	3,579	3,605
Tranche B, term loan 3.4517% 7/26/16 (e)	54,415	54,823
Tranche C, term loan 3.5232% 7/26/16 (e)	73,455	74,006
3.4643% 7/26/16 (e)	4,666	4,701
Brickman Group Holdings, Inc. Tranche B 1LN, term loan 5.5% 10/14/16 (e)	4,000	4,040
Bright Horizons Family Solutions, Inc. Tranche B, term loan 5.25% 1/18/20 (e)	20,620	20,800
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Services - continued
Hertz Corp. Tranche B, term loan:
3.75% 3/11/18 (e)	$ 38,313	$ 38,696
3.75% 3/11/18 (e)	20,918	21,127
Interactive Data Corp. Tranche B, term loan 4.5% 2/11/18 (e)	32,650	32,650
KAR Auction Services, Inc. Tranche B, term loan 5% 5/19/17 (e)	13,790	13,928
Laureate Education, Inc. Tranche B, term loan 5.25% 6/16/18 (e)	5,000	5,038
Sedgwick CMS Holdings, Inc. Tranche B 1LN, term loan 5% 12/31/16 (e)	2,644	2,654
ServiceMaster Co.:
term loan 2.71% 7/24/14 (e)	39,447	39,447
Tranche B2, term loan 4.46% 1/31/17 (e)	21,885	21,885
Tranche DD, term loan 2.7% 7/24/14 (e)	3,096	3,096
SymphonyIRI Group, Inc. Tranche B, term loan 5% 12/1/17 (e)	10,828	10,855
The Geo Group, Inc.:
Tranche A 2LN, term loan 2.9896% 8/4/15 (e)	1,825	1,830
Tranche A 3LN, term loan 2.9517% 8/4/15 (e)	2,000	2,005
Tranche B, term loan 3.75% 8/4/16 (e)	6,354	6,401
West Corp. Tranche B 6LN, term loan 5.75% 6/30/18 (e)	6,464	6,585
		378,148
Shipping - 0.2%
Ozburn Hessey Holding Co. LLC Tranche 2LN, term loan 11.5% 10/8/16 (e)	667	627
Swift Transportation Co. LLC Tranche B 2LN, term loan 5% 12/21/17 (e)	15,984	16,084
		16,711
Steel - 0.1%
FR Acquisition Holding Corp. Ltd. Tranche B, term loan 5.5% 6/30/17 (e)	4,000	4,040
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (e)	2,970	3,011
		7,051
Super Retail - 3.1%
Academy Ltd. Tranche B, term loan 4.75% 8/3/18 (e)	31,302	31,654
Bass Pro Group LLC Tranche B, term loan 4% 11/20/19 (e)	19,000	19,238
BJ's Wholesale Club, Inc.:
Tranche 1LN, term loan 5.75% 9/26/19 (e)	28,374	28,906
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Super Retail - continued
BJ's Wholesale Club, Inc.: - continued
Tranche 2LN, term loan 9.75% 3/26/20 (e)	$ 7,000	$ 7,280
Dollar General Corp.:
Tranche B1, term loan 2.9517% 7/6/14 (e)	26,244	26,310
Tranche B2, term loan 2.9517% 7/6/14 (e)	4,000	4,000
Tranche C, term loan 2.9517% 7/6/17 (e)	10,000	9,988
Evergreen Acquisition Co. Tranche C, term loan 5% 7/20/19 (e)	1,985	2,005
Gymboree Corp. term loan 5% 2/23/18 (e)	4,393	4,283
J. Crew Group, Inc. Tranche B, term loan 4.5% 3/7/18 (e)	43,073	43,073
Michaels Stores, Inc. Tranche B, term loan 3.75% 1/28/20 (e)	23,060	23,233
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (e)	6,000	6,030
Party City Corp. Tranche B, term loan 5.75% 7/27/19 (e)	15,960	16,199
PETCO Animal Supplies, Inc. term loan 4.5% 11/24/17 (e)	40,774	40,876
Pilot Travel Centers LLC:
Tranche B 2LN, term loan 4.25% 8/7/19 (e)	15,960	16,199
Tranche B, term loan 3.75% 3/30/18 (e)	1,938	1,967
Serta Simmons Holdings, LLC Tranche B, term loan 5% 10/1/19 (e)	13,000	13,146
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (e)	7,880	7,939
Toys 'R' Us, Inc.:
term loan 6% 9/1/16 (e)	16,583	16,500
Tranche B2, term loan 5.25% 5/25/18 (e)	8,865	8,643
Wesco Distribution, Inc. Tranche B, term loan 4.5% 12/12/19 (e)	18,000	18,180
		345,649
Technology - 7.1%
Avaya, Inc.:
term loan 3.0615% 10/27/14 (e)	49,298	49,051
Tranche B 3LN, term loan 4.8115% 10/26/17 (e)	23,533	22,063
CDW Corp. Tranche B, term loan:
3.7057% 10/10/14 (e)	11,655	11,728
4% 7/15/17 (e)	17,173	17,302
Ceridian Corp. Tranche B, term loan 5.9557% 5/10/17 (e)	2,000	2,025
Datatel, Inc. Tranche B, term loan 6.25% 7/19/18 (e)	13,569	13,637
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Fibertech Networks, LLC Tranche B, term loan 5.75% 12/18/19 (e)	$ 6,000	$ 6,075
First Data Corp.:
term loan 4.2047% 3/24/18 (e)	53,079	52,548
Tranche 1LN, term loan 5.2047% 9/24/18 (e)	42,410	42,463
Tranche B1, term loan 2.9547% 9/24/14 (e)	4,239	4,239
Tranche B2, term loan 2.9547% 9/24/14 (e)	399	399
Tranche B3, term loan 2.9547% 9/24/14 (e)	1,262	1,262
Tranche D, term loan 5.2047% 3/24/17 (e)	73,529	73,529
Flextronics International Ltd.:
Tranche B A1, term loan 2.4517% 10/1/14 (e)	874	879
Tranche B A2, term loan 2.4517% 10/1/14 (e)	1,346	1,352
Tranche B A3, term loan 2.4517% 10/1/14 (e)	1,570	1,578
Tranche B-A, term loan 2.4517% 10/1/14 (e)	3,043	3,058
Freescale Semiconductor, Inc. term loan 4.4597% 12/1/16 (e)	103,054	103,054
Generac Power Systems, Inc. Tranche B, term loan 6.25% 5/30/18 (e)	3,980	4,060
Genpact Ltd. Tranche B, term loan 4.25% 8/30/19 (e)	13,965	14,105
Kronos, Inc. Tranche B 1LN, term loan 5.5% 10/30/19 (e)	22,000	22,358
Lawson Software, Inc.:
Tranche B 1LN, term loan 5.75% 10/5/16 (e)	2,663	2,696
Tranche B 2LN, term loan 5.25% 4/5/18 (e)	13,970	14,128
NXP BV:
Tranche A 1LN, term loan 4.5% 3/4/17 (e)	77,568	78,925
Tranche A 2LN, term loan 5.5% 3/4/17 (e)	29,640	30,270
Tranche A6, term loan 5.25% 3/19/19 (e)	9,925	10,074
Tranche C, term loan 4.75% 1/11/20 (e)	25,000	25,438
Reynolds & Reynolds Co. Tranche B, term loan 3.75% 4/21/18 (e)	18,099	18,235
Rovi Corp. Tranche A, term loan 2.71% 2/7/16 (e)	5,796	5,796
Sensata Technologies BV Tranche B, term loan 3.75% 5/12/18 (e)	46,522	46,987
Spansion, Inc. Tranche B, term loan 5.25% 12/13/18 (e)	7,979	8,019
SunGard Data Systems, Inc.:
term loan 3.8592% 2/28/16 (e)	21,124	21,414
Tranche C, term loan 3.9577% 2/28/17 (e)	61,540	62,463
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
SunGard Data Systems, Inc.: - continued
Tranche D, term loan 4.5% 12/17/19 (e)	$ 17,165	$ 17,422
Syniverse Holdings, Inc. Tranche B, term loan 5% 4/23/19 (e)	9,950	10,099
		798,731
Telecommunications - 7.0%
Alcatel-Lucent USA, Inc.:
Tranche B, term loan 6.25% 7/23/16 (e)	5,980	6,040
Tranche C, term loan 7.25% 1/23/19 (e)	28,000	28,350
Consolidated Communications, Inc. Tranche B 3LN, term loan 5.25% 12/31/18 (e)	7,000	7,070
Cricket Communications, Inc. Tranche B, term loan 4.75% 10/10/19 (e)	3,000	3,030
Crown Castle Operating Co. Tranche B, term loan 4% 1/31/19 (e)	47,527	47,708
Digicel International Finance Ltd. Tranche D 1LN, term loan 3.8125% 3/31/17 (e)	4,000	3,960
DigitalGlobe, Inc. Tranche B, term loan 3.75% 1/21/20 (e)	9,610	9,706
FairPoint Communications, Inc. term loan 6.4047% 1/24/16 (e)	10,921	10,730
Genesys SA Tranche B, term loan 6.75% 1/31/19 (e)	1,985	1,992
Intelsat Jackson Holdings SA:
term loan 3.2047% 2/1/14 (e)	84,000	83,790
Tranche B, term loan 4.5% 4/2/18 (e)	178,378	180,393
Level 3 Financing, Inc.:
Tranche B 2LN, term loan 4.75% 8/1/19 (e)	12,000	12,106
Tranche B, term loan:
4.75% 2/1/16 (e)	39,900	40,399
5.25% 8/1/19 (e)	10,000	10,100
MetroPCS Wireless, Inc.:
Tranche B 3LN, term loan 4% 3/17/18 (e)	73,447	73,630
Tranche B, term loan 4.071% 11/3/16 (e)	14,270	14,341
Riverbed Technology, Inc. Tranche B, term loan 4% 12/18/19 (e)	13,000	13,163
RP Crown Parent, LLC Tranche 1LN, term loan 6.75% 12/21/18 (e)	10,000	10,150
SBA Senior Finance II, LLC term loan 3.75% 9/28/19 (e)	15,545	15,662
Telesat Holding, Inc. Tranche B, term loan 4.25% 3/28/19 (e)	64,682	65,248
Time Warner Telecom, Inc. Tranche B, term loan 3.46% 12/30/16 (e)	4,719	4,767
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Vodafone Americas Finance 2, Inc.:
term loan 6.875% 8/11/15	$ 44,301	$ 45,187
Tranche 2LN, term loan 6.25% 6/24/16 pay-in-kind	48,469	49,802
Windstream Corp.:
Tranche B 3LN, term loan 4% 8/8/19 (e)	11,940	12,015
Tranche B 4LN, term loan 3.5% 1/23/20 (e)	35,000	35,219
		784,558
Textiles & Apparel - 1.0%
Levi Strauss & Co. term loan 2.4577% 4/4/14 (e)	3,000	3,004
Phillips-Van Heusen Corp.:
term loan 2.6207% 1/31/16 (e)	6,125	6,110
Tranche B, term loan:
3.25% 12/13/19 (e)	68,000	68,425
3.5% 5/6/16 (e)	20,676	20,625
Renfro Corp. Tranche B, term loan 5.75% 1/22/19 (e)	4,000	4,050
Warnaco, Inc. Tranche B, term loan 3.75% 6/17/18 (e)	13,790	13,756
		115,970
TOTAL FLOATING RATE LOANS (Cost $8,619,116)		8,741,335
Nonconvertible Bonds - 12.1%

Air Transportation - 0.2%
Aviation Capital Group Corp. 4.625% 1/31/18 (c)	5,000	5,066
Continental Airlines, Inc.:
3.4355% 6/2/13 (e)	6,641	6,641
6.125% 4/29/18 (c)	3,000	2,985
9.25% 5/10/17	2,175	2,425
U.S. Airways pass-thru certificates Series 2012-2 Class A, 4.625% 12/3/26	4,000	4,140
United Air Lines, Inc. 9.875% 8/1/13 (c)	3,793	3,793
		25,050
Automotive - 0.6%
Delphi Corp. 5.875% 5/15/19	18,610	20,028
General Motors Acceptance Corp. 2.5105% 12/1/14 (e)	40,000	40,310
General Motors Financial Co., Inc. 4.75% 8/15/17 (c)	4,000	4,180
Lear Corp. 4.75% 1/15/23 (c)	5,000	4,963
		69,481
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Banks & Thrifts - 1.2%
Ally Financial, Inc.:
3.125% 1/15/16	$ 4,000	$ 4,040
3.51% 2/11/14 (e)	52,000	52,780
4.625% 6/26/15	4,000	4,201
Bank of America Corp. 1.7215% 1/30/14 (e)	3,250	3,281
GMAC LLC 2.5105% 12/1/14 (e)	70,187	70,538
Regions Financial Corp. 5.75% 6/15/15	3,000	3,263
		138,103
Broadcasting - 0.3%
AMC Networks, Inc. 4.75% 12/15/22	6,600	6,600
Clear Channel Communications, Inc. 9% 12/15/19 (c)	8,677	8,200
Sirius XM Radio, Inc. 5.25% 8/15/22 (c)	5,000	5,088
Starz LLC/Starz Finance Corp. 5% 9/15/19 (c)	6,000	6,165
Univision Communications, Inc. 6.75% 9/15/22 (c)	9,000	9,405
		35,458
Building Materials - 0.2%
HD Supply, Inc. 7.5% 7/15/20 (c)	15,000	14,888
Nortek, Inc. 8.5% 4/15/21 (c)	5,000	5,650
		20,538
Cable TV - 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.125% 2/15/23	17,065	16,830
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (c)	10,815	11,248
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (c)	7,000	7,228
Virgin Media Finance PLC 4.875% 2/15/22	7,000	6,983
		42,289
Capital Goods - 0.0%
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (c)	3,000	3,150
Chemicals - 0.2%
Axiall Corp.:
4.875% 5/15/23 (c)(d)	3,450	3,472
9% 1/15/17 (c)	3,602	4,025
Celanese U.S. Holdings LLC 4.625% 11/15/22	11,520	11,750
LyondellBasell Industries NV 6% 11/15/21	2,980	3,513
Nufarm Australia Ltd. 6.375% 10/15/19 (c)	3,585	3,791
		26,551
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Consumer Products - 0.1%
Libbey Glass, Inc. 6.875% 5/15/20	$ 4,000	$ 4,330
Reddy Ice Corp. 11.25% 3/15/15	2,000	2,080
Spectrum Brands Escrow Corp. 6.375% 11/15/20 (c)	3,070	3,247
Spectrum Brands Holdings, Inc. 9.5% 6/15/18	4,000	4,525
		14,182
Containers - 1.4%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (c)	5,439	5,983
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc. 7.375% 10/15/17 (c)	10,736	11,810
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 4.875% 11/15/22 (c)	2,490	2,490
Berry Plastics Corp.:
5.054% 2/15/15 (e)	60,000	60,078
8.25% 11/15/15	4,000	4,180
Crown Americas LLC/Capital Corp. II 7.625% 5/15/17	6,645	7,035
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	58,325	59,929
7.125% 4/15/19	5,000	5,338
		156,843
Diversified Financial Services - 1.3%
CIT Group, Inc.:
4.75% 2/15/15 (c)	14,000	14,700
5% 5/15/17	7,000	7,473
5.25% 4/1/14 (c)	45,000	46,913
International Lease Finance Corp.:
4.875% 4/1/15	4,000	4,175
5.625% 9/20/13	12,000	12,285
5.875% 5/1/13	21,405	21,544
6.25% 5/15/19	10,000	11,050
6.375% 3/25/13	13,000	13,081
SLM Corp.:
0.601% 1/27/14 (e)	14,000	13,886
4.625% 9/25/17	2,000	2,075
		147,182
Diversified Media - 0.2%
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22 (c)	5,130	5,412
6.5% 11/15/22 (c)	13,870	14,772
		20,184
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - 0.8%
Calpine Construction Finance Co. LP 8% 6/1/16 (c)	$ 4,000	$ 4,230
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	5,000	5,750
10% 12/1/20 (c)	54,320	62,196
11.75% 3/1/22 (c)	11,000	12,526
NRG Energy, Inc. 6.625% 3/15/23 (c)	4,000	4,280
The AES Corp. 7.75% 3/1/14	3,000	3,173
		92,155
Energy - 0.4%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	7,000	7,000
Antero Resources Finance Corp. 6% 12/1/20 (c)	995	1,020
Atlas Pipeline Escrow LLC 6.625% 10/1/20 (c)	3,000	3,150
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
5.875% 8/1/23 (c)(d)	3,000	3,000
6.625% 10/1/20 (c)	2,645	2,777
Continental Resources, Inc. 7.125% 4/1/21	2,000	2,260
Drill Rigs Holdings, Inc. 6.5% 10/1/17 (c)	5,000	4,975
LINN Energy LLC/LINN Energy Finance Corp. 6.25% 11/1/19 (c)	5,000	4,988
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20 (c)	4,000	4,200
Oil States International, Inc. 5.125% 1/15/23 (c)	5,000	5,063
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22	6,000	6,570
		45,003
Entertainment/Film - 0.1%
Cinemark USA, Inc. 5.125% 12/15/22 (c)	3,185	3,225
Regal Entertainment Group 5.75% 2/1/25	3,090	3,082
		6,307
Environmental - 0.1%
Clean Harbors, Inc. 5.25% 8/1/20	4,000	4,180
Food & Drug Retail - 0.0%
ESAL GmbH 6.25% 2/5/23 (c)	4,000	3,885
Gaming - 0.1%
Ameristar Casinos, Inc. 7.5% 4/15/21	3,000	3,263
MCE Finance Ltd. 5% 2/15/21 (c)	10,000	10,000
		13,263
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Healthcare - 0.5%
Community Health Systems, Inc. 5.125% 8/15/18	$ 10,755	$ 11,320
DaVita, Inc. 5.75% 8/15/22	8,235	8,647
Health Management Associates, Inc. 7.375% 1/15/20	3,420	3,728
Tenet Healthcare Corp.:
4.75% 6/1/20 (c)	8,680	8,723
8.875% 7/1/19	16,000	18,160
		50,578
Homebuilders/Real Estate - 0.0%
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23 (c)	4,000	4,080
Leisure - 0.0%
Six Flags Entertainment Corp. 5.25% 1/15/21 (c)	4,000	3,990
Metals/Mining - 0.4%
CONSOL Energy, Inc. 8% 4/1/17	6,475	6,993
FMG Resources (August 2006) Pty Ltd. 7% 11/1/15 (c)	24,705	25,755
New Gold, Inc. 6.25% 11/15/22 (c)	4,415	4,669
Peabody Energy Corp. 6% 11/15/18	5,000	5,282
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (c)	2,270	2,355
		45,054
Paper - 0.1%
AbitibiBowater, Inc. 10.25% 10/15/18	2,400	2,766
Boise Cascade LLC/Boise Cascade Finance Corp. 6.375% 11/1/20 (c)	3,000	3,090
P.H. Glatfelter Co. 5.375% 10/15/20	4,585	4,791
Verso Paper Holdings LLC/Verso Paper, Inc. 11.75% 1/15/19	3,000	2,160
		12,807
Services - 0.4%
ARAMARK Corp. 3.8128% 2/1/15 (e)	15,000	15,019
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 2.81% 5/15/14 (e)	19,000	18,930
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (e)	3,000	3,203
United Rentals North America, Inc. 6.125% 6/15/23	3,000	3,180
		40,332
Shipping - 0.1%
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	8,075	8,035
Steel - 0.0%
Severstal Columbus LLC 10.25% 2/15/18	2,555	2,740
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Super Retail - 0.2%
Dollar General Corp. 4.125% 7/15/17	$ 5,000	$ 5,288
Netflix, Inc. 5.375% 2/1/21 (c)	4,000	3,990
Sally Holdings LLC 5.75% 6/1/22	3,000	3,173
The Bon-Ton Department Stores, Inc. 10.625% 7/15/17 (c)	6,000	5,955
		18,406
Technology - 0.8%
Brocade Communications Systems, Inc. 4.625% 1/15/23 (c)	7,235	7,163
First Data Corp. 6.75% 11/1/20 (c)	39,130	40,304
IAC/InterActiveCorp 4.75% 12/15/22 (c)	5,000	4,963
NCR Corp. 5% 7/15/22 (c)	4,000	4,020
NXP BV/NXP Funding LLC:
3.054% 10/15/13 (e)	14,255	14,255
5.75% 2/15/21 (c)(d)	14,760	14,760
		85,465
Telecommunications - 2.0%
Altice Financing SA 7.875% 12/15/19 (c)	4,000	4,300
DigitalGlobe, Inc. 5.25% 2/1/21 (c)	3,905	3,895
Intelsat Jackson Holdings SA 6.625% 12/15/22 (c)	20,000	20,350
iPCS, Inc.:
2.4378% 5/1/13 (e)	72,852	72,670
3.7159% 5/1/14 pay-in-kind (e)	69,150	69,150
Qwest Corp. 3.558% 6/15/13 (e)	11,000	11,067
Sprint Capital Corp.:
6.875% 11/15/28	4,000	4,040
6.9% 5/1/19	5,000	5,438
Sprint Nextel Corp.:
6% 11/15/22	30,000	30,075
9% 11/15/18 (c)	3,000	3,713
Telesat Canada/Telesat LLC 6% 5/15/17 (c)	3,000	3,150
		227,848
TOTAL NONCONVERTIBLE BONDS (Cost $1,315,120)		1,363,139
Common Stocks - 0.2%
	Shares	Value (000s)
Broadcasting - 0.0%
Cumulus Media, Inc. Class A (a)	229,315	$ 745
ION Media Networks, Inc. (a)	2,842	1,648
		2,393
Chemicals - 0.2%
LyondellBasell Industries NV Class A	245,834	15,591
Diversified Financial Services - 0.0%
Newhall Holding Co. LLC Class A (a)	289,870	551
Electric Utilities - 0.0%
Calpine Corp. (a)	20,715	409
Entertainment/Film - 0.0%
Metro-Goldwyn-Mayer, Inc. (a)	71,585	2,158
Hotels - 0.0%
Tropicana Las Vegas Hotel & Casino, Inc. Class A	48,650	1,952
Paper - 0.0%
White Birch Cayman Holdings Ltd.	12,750	0
Publishing/Printing - 0.0%
HMH Holdings, Inc. warrants 6/22/19 (a)(f)	13,699	103
Telecommunications - 0.0%
FairPoint Communications, Inc. (a)	34,287	317
TOTAL COMMON STOCKS (Cost $17,001)		23,474
Other - 0.0%

Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	1,888,944	0
Money Market Funds - 12.8%

Fidelity Cash Central Fund, 0.16% (b) (Cost $1,442,506)	1,442,505,714	1,442,506
Cash Equivalents - 0.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.14%, dated 1/31/13 due 2/1/13 (Collateralized by U.S. Treasury Obligations) # (Cost $15,437)	$ 15,437	$ 15,437
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $11,409,180)		11,585,891
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(320,894)
NET ASSETS - 100%		$ 11,264,997
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $507,364,000 or 4.5% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $103,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
HMH Holdings, Inc. warrants 6/22/19	6/22/12	$ 26

(g) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$15,437,000 due 2/01/13 at 0.14%
Barclays Capital, Inc.	$ 7,205
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,238
UBS Securities LLC	5,994
$ 15,437
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 618
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,606	$ 745	$ -	$ 5,861
Financials	551	-	-	551
Materials	15,591	15,591	-	-
Telecommunication Services	317	317	-	-
Utilities	409	409	-	-
Floating Rate Loans	8,741,335	-	8,735,204	6,131
Corporate Bonds	1,363,139	-	1,363,139	-
Other	-	-	-	-
Money Market Funds	1,442,506	1,442,506	-	-
Cash Equivalents	15,437	-	15,437	-
Total Investments in Securities:	$ 11,585,891	$ 1,459,568	$ 10,113,780	$ 12,543
Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $11,322,816,000. Net unrealized appreciation aggregated $263,075,000, of which $285,370,000 related to appreciated investment securities and $22,295,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and floating rate loans, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Value Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2013

1.813029.108

FAV-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
CONSUMER DISCRETIONARY - 11.3%
Auto Components - 0.9%
Delphi Automotive PLC (a)	10,302	$ 398,275
Tenneco, Inc. (a)	4,837	169,102
		567,377
Automobiles - 0.2%
Harley-Davidson, Inc.	2,704	141,744
Diversified Consumer Services - 1.0%
Anhanguera Educacional Participacoes SA	8,500	165,403
DeVry, Inc.	4,114	103,549
H&R Block, Inc.	9,262	210,896
Strayer Education, Inc.	2,433	138,438
		618,286
Hotels, Restaurants & Leisure - 0.5%
Brinker International, Inc.	5,696	186,487
Sonic Corp. (a)	12,773	142,547
		329,034
Household Durables - 1.7%
Harman International Industries, Inc.	3,692	165,328
Jarden Corp.	6,973	410,291
Whirlpool Corp.	4,025	464,405
		1,040,024
Internet & Catalog Retail - 0.8%
Liberty Media Corp.:
Interactive Series A (a)	16,917	359,655
Series A (a)	1,309	97,691
		457,346
Leisure Equipment & Products - 0.2%
Brunswick Corp.	2,906	105,081
Media - 1.3%
Cablevision Systems Corp. - NY Group Class A	7,631	111,718
DreamWorks Animation SKG, Inc. Class A (a)	5,388	93,805
Kabel Deutschland Holding AG	900	72,979
McGraw-Hill Companies, Inc.	2,163	124,416
Omnicom Group, Inc.	2,157	117,082
Time Warner, Inc.	2,500	126,300
Valassis Communications, Inc.	4,225	118,554
		764,854
Multiline Retail - 0.1%
Kohl's Corp.	1,200	55,548
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 4.4%
Abercrombie & Fitch Co. Class A	2,917	$ 145,850
Advance Auto Parts, Inc.	2,055	151,084
American Eagle Outfitters, Inc.	5,402	109,174
Ascena Retail Group, Inc. (a)	23,924	405,512
Bed Bath & Beyond, Inc. (a)	2,440	143,228
Best Buy Co., Inc.	7,004	113,885
Chico's FAS, Inc.	7,722	138,455
Express, Inc. (a)	9,228	169,611
Guess?, Inc.	10,463	283,443
Jos. A. Bank Clothiers, Inc. (a)	3,675	148,985
Lowe's Companies, Inc.	5,740	219,211
OfficeMax, Inc.	10,418	112,306
Signet Jewelers Ltd.	2,133	133,483
Staples, Inc.	19,814	267,093
WH Smith PLC	11,228	118,599
		2,659,919
Textiles, Apparel & Luxury Goods - 0.2%
Gildan Activewear, Inc.	3,800	139,862
TOTAL CONSUMER DISCRETIONARY		6,879,075
CONSUMER STAPLES - 5.3%
Beverages - 1.6%
Britvic PLC	11,909	84,768
Cott Corp.	12,133	110,090
Dr. Pepper Snapple Group, Inc.	3,198	144,134
Molson Coors Brewing Co. Class B	9,330	421,529
Monster Beverage Corp. (a)	2,575	123,343
Treasury Wine Estates Ltd.	19,868	98,412
		982,276
Food & Staples Retailing - 0.7%
CVS Caremark Corp.	4,380	224,256
Kroger Co.	3,494	96,784
Walgreen Co.	2,544	101,658
		422,698
Food Products - 2.1%
Bunge Ltd.	2,459	195,884
ConAgra Foods, Inc.	7,954	260,016
Danone SA	2,800	194,046
Dean Foods Co. (a)	3,760	68,846
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Ingredion, Inc.	2,477	$ 163,655
The J.M. Smucker Co.	4,460	395,290
		1,277,737
Household Products - 0.5%
Reckitt Benckiser Group PLC	4,607	307,028
Tobacco - 0.4%
Lorillard, Inc.	6,239	243,758
TOTAL CONSUMER STAPLES		3,233,497
ENERGY - 8.8%
Energy Equipment & Services - 3.2%
Cameron International Corp. (a)	8,562	542,060
Dresser-Rand Group, Inc. (a)	1,880	114,774
Fugro NV (Certificaten Van Aandelen)	2,300	139,392
Halliburton Co.	5,565	226,384
National Oilwell Varco, Inc.	2,769	205,294
Oil States International, Inc. (a)	1,721	133,515
Patterson-UTI Energy, Inc.	10,340	210,316
Rowan Companies PLC (a)	10,555	363,936
		1,935,671
Oil, Gas & Consumable Fuels - 5.6%
Anadarko Petroleum Corp.	4,490	359,290
BPZ Energy, Inc. (a)	20,400	64,260
Cloud Peak Energy, Inc. (a)	6,826	119,523
Energen Corp.	8,076	388,779
EQT Corp.	4,016	238,591
Exxon Mobil Corp.	2,796	251,556
Marathon Petroleum Corp.	8,302	616,091
Markwest Energy Partners LP	1,900	104,918
Noble Energy, Inc.	2,100	226,359
Northern Oil & Gas, Inc. (a)	4,400	72,776
Phillips 66	2,973	180,075
The Williams Companies, Inc.	9,932	348,117
Whiting Petroleum Corp. (a)	4,504	214,300
World Fuel Services Corp.	2,018	86,996
WPX Energy, Inc. (a)	11,500	172,845
		3,444,476
TOTAL ENERGY		5,380,147
Common Stocks - continued
	Shares	Value
FINANCIALS - 25.5%
Capital Markets - 3.1%
Ameriprise Financial, Inc.	3,630	$ 240,742
Bank of New York Mellon Corp.	1,919	52,120
Fortress Investment Group LLC	22,600	115,486
Invesco Ltd.	17,109	466,220
Morgan Stanley	12,015	274,543
State Street Corp.	6,477	360,445
TD Ameritrade Holding Corp.	1,439	27,902
The Blackstone Group LP	10,596	196,026
UBS AG	8,246	143,214
		1,876,698
Commercial Banks - 5.3%
Bank of Ireland (a)	817,855	157,613
CIT Group, Inc. (a)	13,290	562,832
DnB NOR ASA	10,905	152,509
First Citizen Bancshares, Inc.	1,099	191,622
First Citizen Bancshares, Inc. (f)	1,408	220,949
Heritage Financial Corp., Washington	605	8,549
Itau Unibanco Holding SA sponsored ADR	28,658	493,777
PNC Financial Services Group, Inc.	4,550	281,190
U.S. Bancorp	17,898	592,424
Wells Fargo & Co.	15,645	544,915
		3,206,380
Consumer Finance - 0.9%
Capital One Financial Corp.	2,800	157,696
EZCORP, Inc. (non-vtg.) Class A (a)	400	8,880
SLM Corp.	22,940	387,457
		554,033
Diversified Financial Services - 1.4%
Deutsche Boerse AG	2,300	151,322
JPMorgan Chase & Co.	7,498	352,781
Moody's Corp.	3,103	170,106
The NASDAQ Stock Market, Inc.	7,385	209,143
		883,352
Insurance - 8.1%
AFLAC, Inc.	8,062	427,770
Aon PLC	3,461	199,838
Berkshire Hathaway, Inc. Class B (a)	10,442	1,012,143
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,420	509,685
Greenlight Capital Re, Ltd. (a)	4,444	106,878
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Hartford Financial Services Group, Inc.	8,869	$ 219,951
MetLife, Inc.	6,876	256,750
Old Republic International Corp.	39,547	450,836
Progressive Corp.	2,800	62,972
Prudential Financial, Inc.	2,778	160,791
Reinsurance Group of America, Inc.	4,207	241,440
StanCorp Financial Group, Inc.	8,351	324,770
Torchmark Corp.	5,689	316,934
Unum Group	8,681	202,354
Validus Holdings Ltd.	11,890	432,915
		4,926,027
Real Estate Investment Trusts - 4.3%
American Tower Corp.	4,259	324,323
Boston Properties, Inc.	2,128	224,036
Corporate Office Properties Trust (SBI)	2,200	58,212
Douglas Emmett, Inc.	7,683	179,168
Equity Lifestyle Properties, Inc.	4,578	327,785
HCP, Inc.	473	21,942
Health Care REIT, Inc.	991	62,274
MFA Financial, Inc.	18,198	163,600
Prologis, Inc.	8,413	335,679
Realty Income Corp.	113	4,936
Ryman Hospitality Properties, Inc.	400	15,988
Simon Property Group, Inc.	400	64,072
SL Green Realty Corp.	2,605	209,390
Ventas, Inc.	7,195	476,957
Weyerhaeuser Co.	5,181	156,052
		2,624,414
Real Estate Management & Development - 2.3%
Brookfield Asset Management, Inc. Class A	1,200	44,287
CBRE Group, Inc. (a)	13,459	290,445
Forest City Enterprises, Inc. Class A (a)	12,926	218,579
Forestar Group, Inc. (a)	10,595	201,623
Kennedy-Wilson Holdings, Inc.	44,211	662,723
		1,417,657
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.1%
People's United Financial, Inc.	7,755	$ 95,464
TOTAL FINANCIALS		15,584,025
HEALTH CARE - 7.3%
Biotechnology - 0.3%
Elan Corp. PLC sponsored ADR (a)	16,600	174,466
Health Care Equipment & Supplies - 2.0%
Alere, Inc. (a)	2,245	47,729
Boston Scientific Corp. (a)	18,129	135,424
CareFusion Corp. (a)	8,678	269,365
Hologic, Inc. (a)	3,805	90,711
St. Jude Medical, Inc.	1,350	54,945
Stryker Corp.	3,141	196,784
Teleflex, Inc.	842	63,150
The Cooper Companies, Inc.	606	61,418
Zimmer Holdings, Inc.	4,198	313,171
		1,232,697
Health Care Providers & Services - 3.1%
Brookdale Senior Living, Inc. (a)	1,180	31,872
CIGNA Corp.	4,415	257,571
Emeritus Corp. (a)	12,495	338,365
Express Scripts Holding Co. (a)	1,884	100,643
Humana, Inc.	2,530	188,131
McKesson Corp.	1,896	199,516
MEDNAX, Inc. (a)	2,153	184,211
Molina Healthcare, Inc. (a)	3,300	94,743
Quest Diagnostics, Inc.	2,160	125,172
UnitedHealth Group, Inc.	1,120	61,835
Universal Health Services, Inc. Class B	5,588	316,504
		1,898,563
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc. (a)	2,260	25,041
Life Sciences Tools & Services - 0.4%
Life Technologies Corp. (a)	3,587	232,043
QIAGEN NV (a)	1,100	23,100
		255,143
Pharmaceuticals - 1.4%
Actavis, Inc. (a)	1,600	138,224
AVANIR Pharmaceuticals Class A (a)	18,942	55,311
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Endo Pharmaceuticals Holdings, Inc. (a)	5,890	$ 186,477
Forest Laboratories, Inc. (a)	3,200	116,160
Hospira, Inc. (a)	3,206	109,389
Impax Laboratories, Inc. (a)	6,006	121,081
ViroPharma, Inc. (a)	764	20,368
Warner Chilcott PLC	7,349	104,135
Zoetis, Inc. Class A	500	13,000
		864,145
TOTAL HEALTH CARE		4,450,055
INDUSTRIALS - 13.7%
Aerospace & Defense - 1.6%
Esterline Technologies Corp. (a)	1,915	127,137
General Dynamics Corp.	5,164	342,373
Meggitt PLC	19,762	136,340
Rockwell Collins, Inc.	1,324	77,957
Textron, Inc.	9,611	276,412
		960,219
Air Freight & Logistics - 0.5%
UTI Worldwide, Inc.	18,409	271,717
Building Products - 0.3%
Owens Corning (a)	4,529	188,723
Commercial Services & Supplies - 1.5%
Corrections Corp. of America	3,882	147,089
Intrum Justitia AB	8,313	134,674
Republic Services, Inc.	8,009	255,407
Sykes Enterprises, Inc. (a)	6,445	103,765
The Geo Group, Inc.	4,807	156,804
Waste Management, Inc.	3,800	138,244
		935,983
Construction & Engineering - 1.7%
AECOM Technology Corp. (a)	23,072	589,951
Foster Wheeler AG (a)	6,007	156,843
MasTec, Inc. (a)	1,581	44,742
URS Corp.	6,237	258,711
		1,050,247
Electrical Equipment - 1.0%
Eaton Corp. PLC	6,890	392,386
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Prysmian SpA	6,100	$ 130,533
Regal-Beloit Corp.	1,300	96,408
		619,327
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	2,990	191,809
Koninklijke Philips Electronics NV	3,640	113,372
Orkla ASA (A Shares)	9,100	80,291
		385,472
Machinery - 3.5%
Cummins, Inc.	1,700	195,211
GEA Group AG	2,793	101,255
Harsco Corp.	8,188	208,712
Ingersoll-Rand PLC	3,339	171,591
ITT Corp.	6,575	168,846
Oshkosh Truck Corp. (a)	5,043	197,585
PACCAR, Inc.	2,148	101,085
Pentair Ltd.	3,450	174,846
Snap-On, Inc.	1,586	128,498
Stanley Black & Decker, Inc.	6,640	510,151
Timken Co.	3,057	163,886
		2,121,666
Marine - 0.1%
Ultrapetrol (Bahamas) Ltd. (a)	30,700	65,084
Professional Services - 1.8%
Dun & Bradstreet Corp.	2,192	178,736
FTI Consulting, Inc. (a)	3,108	101,010
Manpower, Inc.	5,914	304,571
Towers Watson & Co.	7,824	477,890
		1,062,207
Road & Rail - 0.6%
Con-way, Inc.	8,506	266,918
Quality Distribution, Inc. (a)	14,633	108,431
		375,349
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.5%
AerCap Holdings NV (a)	7,431	$ 108,567
WESCO International, Inc. (a)	2,581	188,232
		296,799
TOTAL INDUSTRIALS		8,332,793
INFORMATION TECHNOLOGY - 9.8%
Communications Equipment - 0.2%
Cisco Systems, Inc.	6,639	136,564
Computers & Peripherals - 0.7%
Hewlett-Packard Co.	15,063	248,690
Western Digital Corp.	2,964	139,308
		387,998
Electronic Equipment & Components - 2.5%
Aeroflex Holding Corp. (a)	10,399	72,689
Arrow Electronics, Inc. (a)	5,813	223,335
Benchmark Electronics, Inc. (a)	4,170	73,225
Corning, Inc.	6,380	76,560
Flextronics International Ltd. (a)	64,974	403,489
Jabil Circuit, Inc.	19,771	373,870
TE Connectivity Ltd.	4,516	175,582
TTM Technologies, Inc. (a)	18,214	145,166
		1,543,916
IT Services - 1.8%
Amdocs Ltd.	4,680	167,029
Fidelity National Information Services, Inc.	4,905	182,025
Fiserv, Inc. (a)	1,965	157,809
Global Payments, Inc.	3,522	173,494
Sapient Corp. (a)	9,416	114,028
The Western Union Co.	9,268	131,884
Unisys Corp. (a)	7,046	156,492
		1,082,761
Office Electronics - 0.3%
Xerox Corp.	24,764	198,360
Semiconductors & Semiconductor Equipment - 2.3%
ASML Holding NV	1,505	113,010
Avago Technologies Ltd.	1,500	53,655
Broadcom Corp. Class A	5,170	167,767
Freescale Semiconductor Holdings I Ltd. (a)	12,622	182,388
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intersil Corp. Class A	33,778	$ 292,180
Marvell Technology Group Ltd.	20,318	187,942
ON Semiconductor Corp. (a)	21,541	169,097
PMC-Sierra, Inc. (a)	18,843	108,913
Skyworks Solutions, Inc. (a)	5,400	129,276
		1,404,228
Software - 2.0%
Activision Blizzard, Inc.	9,151	104,230
Autodesk, Inc. (a)	2,461	95,684
BMC Software, Inc. (a)	1,993	82,809
Check Point Software Technologies Ltd. (a)	2,400	120,000
Comverse Technology, Inc.	24,165	105,359
Comverse, Inc.	3,763	108,675
Constellation Software, Inc.	600	75,189
Electronic Arts, Inc. (a)	13,079	205,733
Oracle Corp.	4,497	159,688
Symantec Corp. (a)	6,964	151,606
		1,208,973
TOTAL INFORMATION TECHNOLOGY		5,962,800
MATERIALS - 6.1%
Chemicals - 3.3%
Air Products & Chemicals, Inc.	2,283	199,603
Akzo Nobel NV	2,015	137,865
Albemarle Corp.	2,614	160,264
Ashland, Inc.	5,848	459,126
Cytec Industries, Inc.	2,550	186,915
Eastman Chemical Co.	4,541	323,092
LyondellBasell Industries NV Class A	2,880	182,650
Methanex Corp.	3,892	139,970
Mexichem SAB de CV	14,600	82,585
Westlake Chemical Corp.	1,836	168,655
		2,040,725
Containers & Packaging - 1.5%
Ball Corp.	5,300	235,956
Rock-Tenn Co. Class A	6,703	529,202
Sonoco Products Co.	3,970	123,030
		888,188
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 1.3%
First Quantum Minerals Ltd.	8,120	$ 163,719
Gem Diamonds Ltd. (a)	23,033	58,449
Harry Winston Diamond Corp. (a)	3,561	52,555
Reliance Steel & Aluminum Co.	6,940	449,157
Walter Energy, Inc.	2,400	90,120
		814,000
TOTAL MATERIALS		3,742,913
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.2%
CenturyLink, Inc.	485	19,618
Frontier Communications Corp. (d)	18,687	85,400
		105,018
Wireless Telecommunication Services - 0.3%
NII Holdings, Inc. (a)	10,088	70,616
Sprint Nextel Corp. (a)	22,889	128,865
		199,481
TOTAL TELECOMMUNICATION SERVICES		304,499
UTILITIES - 8.6%
Electric Utilities - 4.9%
Cleco Corp.	1,530	65,408
Edison International	18,070	870,793
Hawaiian Electric Industries, Inc.	1,800	48,546
ITC Holdings Corp.	7,567	612,927
NextEra Energy, Inc.	2,547	183,511
Northeast Utilities	19,161	780,428
OGE Energy Corp.	4,169	244,762
PNM Resources, Inc.	7,820	167,035
		2,973,410
Gas Utilities - 0.5%
Atmos Energy Corp.	2,562	95,716
ONEOK, Inc.	1,939	91,152
Questar Corp.	3,525	81,886
		268,754
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.9%
Calpine Corp. (a)	6,620	$ 130,613
The AES Corp.	40,157	435,302
		565,915
Multi-Utilities - 2.3%
NiSource, Inc.	14,129	381,907
Sempra Energy	13,703	1,028,397
		1,410,304
TOTAL UTILITIES		5,218,383
TOTAL COMMON STOCKS (Cost $52,657,614)		59,088,187
U.S. Treasury Obligations - 0.3%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.08% 2/14/13 (e) (Cost $199,994)	$ 200,000	199,999
Money Market Funds - 3.2%
	Shares
Fidelity Cash Central Fund, 0.16% (b)	1,864,541	1,864,541
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	64,125	64,125
TOTAL MONEY MARKET FUNDS (Cost $1,928,666)		1,928,666
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $54,786,274)		61,216,852
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(227,451)
NET ASSETS - 100%		$ 60,989,401
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
4 CME E-mini S&P MidCap 400 Index Contracts	March 2013	$ 436,480	$ 17,150

The face value of futures purchased as a percentage of net assets is 0.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $40,000.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $220,949 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
First Citizen Bancshares, Inc.	12/21/12	$ 197,120
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 643
Fidelity Securities Lending Cash Central Fund	1,943
Total	$ 2,586
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,879,075	$ 6,879,075	$ -	$ -
Consumer Staples	3,233,497	3,233,497	-	-
Energy	5,380,147	5,380,147	-	-
Financials	15,584,025	15,062,249	521,776	-
Health Care	4,450,055	4,450,055	-	-
Industrials	8,332,793	8,219,421	113,372	-
Information Technology	5,962,800	5,962,800	-	-
Materials	3,742,913	3,742,913	-	-
Telecommunication Services	304,499	304,499	-	-
Utilities	5,218,383	5,218,383	-	-
U.S. Government and Government Agency Obligations	199,999	-	199,999	-
Money Market Funds	1,928,666	1,928,666	-	-
Total Investments in Securities:	$ 61,216,852	$ 60,381,705	$ 835,147	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 17,150	$ 17,150	$ -	$ -
Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $55,114,054. Net unrealized appreciation aggregated $6,102,798, of which $8,762,563 related to appreciated investment securities and $2,659,765 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 1, 2013